Schedule of Investments	February 29, 2020 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.8%
Energy — 99.8%
BP Midstream Partners	1,542,153	$20,541,478
Cheniere Energy Partners	1,318,427	44,694,675
Crestwood Equity Partners	1,596,845	33,278,250
DCP Midstream	2,519,839	39,284,290
Enable Midstream Partners	2,863,835	17,755,777
Energy Transfer	7,531,801	83,452,355
Enterprise Products Partners	4,109,428	95,914,050
EQM Midstream Partners	2,360,123	40,971,735
Genesis Energy	2,711,591	26,926,099
Holly Energy Partners	1,460,136	30,283,221
Magellan Midstream Partners	1,447,932	78,984,691
MPLX	3,150,776	63,929,245
NGL Energy Partners	3,816,937	31,146,206
Noble Midstream Partners	1,084,968	16,654,259
NuStar Energy	1,826,926	41,471,220
Phillips 66 Partners	892,134	48,505,326
Plains All American Pipeline	3,968,799	54,253,482
Shell Midstream Partners	2,565,904	43,902,617
TC PipeLines	1,232,213	46,762,483
Western Midstream Partners	3,205,986	41,870,177
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,075,366,366)		900,581,636
TOTAL INVESTMENTS — 99.8%
(Cost $1,075,366,366)		$900,581,636

Percentages are based on Net Assets of $902,531,160.

As of February 29, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi- annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 76.6%
Energy — 76.6%
Antero Midstream (A)	3,834,115	$16,716,741
Archrock	2,002,369	14,116,701
Cheniere Energy*	639,799	32,815,291
Enbridge	1,668,487	62,451,468
EnLink Midstream	3,451,599	13,150,592
Equitrans Midstream	2,726,905	19,251,949
Kinder Morgan	3,195,518	61,258,080
ONEOK	817,573	54,548,471
Pembina Pipeline (A)	1,275,845	46,083,521
Plains GP Holdings, Cl A	2,106,628	29,008,268
Tallgrass Energy, Cl A	1,573,412	34,725,203
Targa Resources	959,624	31,091,818
TC Energy	1,260,791	66,002,409
Williams	2,521,774	48,039,795
TOTAL COMMON STOCK
(Cost $628,531,825)		529,260,307
MASTER LIMITED PARTNERSHIPS — 23.3%
Energy — 23.3%
Cheniere Energy Partners	85,200	2,888,280
Crestwood Equity Partners	102,811	2,142,581
DCP Midstream	189,202	2,949,659
Enable Midstream Partners	175,129	1,085,800
Energy Transfer	2,734,879	30,302,459
Enterprise Products Partners	1,342,874	31,342,679
EQM Midstream Partners	173,837	3,017,810
Genesis Energy	228,147	2,265,500
Holly Energy Partners	93,913	1,947,756
Magellan Midstream Partners	480,813	26,228,349
MPLX	823,664	16,712,143
NuStar Energy	203,835	4,627,054
Phillips 66 Partners	121,150	6,586,926

Schedule of Investments	February 29, 2020 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Plains All American Pipeline	1,000,091	$13,671,244
Shell Midstream Partners	259,698	4,443,433
TC PipeLines	126,071	4,784,394
Western Midstream Partners	442,199	5,775,119
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $183,688,744)		160,771,186
SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional,1.460%
(Cost $2,506,784)	2,506,784	2,506,784
REPURCHASE AGREEMENT(B) — 3.2%
RBC Capital Markets

1.550%, dated 02/29/20, to be repurchased on 03/02/20, repurchase price $21,969,334 (collateralized by U.S. Treasury Obligations, ranging in par value $4,157,919 - $4,613,144, 2.125%, 12/31/2022, with a total market value of $22,349,434)

(Cost $21,966,496)	$21,966,496	21,966,496
TOTAL INVESTMENTS — 103.5%
(Cost $836,693,849)		$714,504,773
Percentages are based on Net Assets of $690,393,655.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $23,544,369.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2020, was $24,473,280.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2020.
Cl — Class

Schedule of Investments	February 29, 2020 (Unaudited)

Global X MLP & Energy Infrastructure ETF

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$529,260,307	$—	$—	$529,260,307
Master Limited Partnerships	160,771,186	—	—	160,771,186
Short-Term Investment	2,506,784	—	—	2,506,784
Repurchase Agreement	—	21,966,496	—	21,966,496
Total Investments in Securities	$692,538,277	$21,966,496	$—	$714,504,773

For the period ended February 29, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi- annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.2%
BERMUDA— 1.6%
Financials — 1.5%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	46,328	$1,199,895
Aspen Insurance Holdings, 5.625%	41,977	1,058,240
Aspen Insurance Holdings, 5.625%	40,321	1,006,009
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	67,874	1,832,598
Enstar Group, 7.000%	19,703	522,524
PartnerRe, 7.250%	49,536	1,306,760
PartnerRe, 6.500%	29,303	759,241
PartnerRe, 5.875%	32,023	820,749
RenaissanceRe Holdings, 5.750%	41,998	1,100,768
RenaissanceRe Holdings, 5.375%	46,627	1,161,012
		10,767,796
Industrials — 0.1%
Triton International, 8.000%	23,838	581,170
TOTAL BERMUDA		11,348,966
CANADA— 0.8%
Energy — 0.4%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593%	104,698	2,655,141
Utilities — 0.4%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month+3.677%	50,258	1,325,806
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month+4.010%	59,260	1,582,242
		2,908,048
TOTAL CANADA		5,563,189

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
GERMANY— 0.5%
Financials — 0.5%
Deutsche Bank Contingent Capital Trust II, 6.550%	139,890	$3,526,627
TOTAL GERMANY		3,526,627
NETHERLANDS— 0.6%
Financials — 0.6%
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month+0.875%	43,922	1,064,669
ING Groep, 6.125%	122,294	3,106,268
TOTAL NETHERLANDS		4,170,937
SPAIN— 0.1%
Financials — 0.1%
Banco Santander, 4.000%, VAR ICE LIBOR USD 3 Month+0.520%	38,345	922,964
TOTAL SPAIN		922,964
UNITED KINGDOM— 1.3%
Financials — 1.3%
HSBC Holdings, 6.200%	257,150	6,595,897
Prudential, 6.750%	42,031	1,092,386
Prudential, 6.500%	50,614	1,315,964
TOTAL UNITED KINGDOM		9,004,247
UNITED STATES— 94.3%
Communication Services — 7.0%
AT&T, 5.625%	141,017	3,672,083
AT&T, 5.350%	234,980	5,994,340
Broadcom, 8.000%*	17,548	18,147,264
Qwest, 7.000%	39,360	1,020,211
Qwest, 6.875%	86,849	2,156,461

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Communication Services — continued
Qwest, 6.750%	115,163	$2,859,497
Qwest, 6.625%	69,956	1,719,519
Qwest, 6.500%	167,206	4,081,498
Qwest, 6.125%	135,491	3,146,101
Telephone & Data Systems, 7.000%	50,554	1,253,739
Telephone & Data Systems, 6.875%	39,598	991,930
Telephone & Data Systems, 5.875%	35,704	829,404
United States Cellular, 7.250%	47,219	1,177,642
United States Cellular, 7.250%	54,420	1,381,723
United States Cellular, 6.950%	58,699	1,477,454
		49,908,866
Consumer Discretionary — 1.5%
Brunswick, 6.625%	22,843	583,182
Brunswick, 6.500% (A)	33,818	861,006
Brunswick, 6.375%	40,485	1,035,606
Dillard’s Capital Trust I, 7.500%	33,812	848,005
eBay, 6.000%	131,212	3,383,958
Ford Motor, 6.200%	131,161	3,252,793
QVC, 6.375%	37,677	910,653
		10,875,203
Consumer Staples — 0.1%
Energizer Holdings, 7.500%*	9,460	889,051
Energy — 1.8%
Chesapeake Energy, 4.500%*	9,453	121,093
DCP Midstream, 7.950%, VAR ICE LIBOR USD 3 Month+4.882%	18,822	420,107
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month+4.919%	29,424	636,147

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — continued
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	76,437	$1,787,861
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	139,900	3,262,468
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	76,309	1,735,267
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	31,549	694,709
NuStar Energy, 8.500%, VAR ICE LIBOR USD 3 Month+6.766%	41,371	877,479
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	67,710	1,364,357
NuStar Logistics, 8.565%, VAR ICE LIBOR USD 3 Month+6.734%	71,508	1,762,672
		12,662,160
Financials — 57.9%
Affiliated Managers Group, 5.875%	51,521	1,332,333
Allied Capital, 6.875%	39,190	1,011,102
Allstate, 5.625%	100,275	2,626,202
Allstate, 5.100%, VAR ICE LIBOR USD 3Month+3.165%	86,950	2,265,047
Allstate, 5.100%	204,930	5,203,173
American Financial Group, 6.000%	30,608	780,504
American Financial Group, 5.875% (A)	21,609	574,151
American International Group, 5.850%	85,062	2,245,637
Apollo Global Management, 6.375%	46,274	1,176,285
Apollo Global Management, 6.375%	50,704	1,314,755
Arch Capital Group, 5.450%	55,732	1,406,118
Arch Capital Group, 5.250%	76,358	1,909,714
Assurant, 6.500%*	12,369	1,442,844

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Assured Guaranty Municipal Holdings, 6.250%	38,530	$1,011,412
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	147,760	4,042,714
Athene Holding, 5.625%	58,004	1,450,680
Axis Capital Holdings, 5.500%	95,734	2,394,307
Bank of America, 7.250%*	13,507	20,260,500
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month+1.327%	187,449	4,873,674
Bank of America, 6.200%	196,218	5,040,840
Bank of America, 6.000%	153,893	3,958,128
Bank of America, 6.000%	239,565	6,326,912
Bank of America, 5.875%	145,996	3,857,214
Bank of America, 5.375%	248,008	6,378,766
Bank of America, 5.000%	232,854	5,837,650
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	74,545	1,730,189
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350%	53,712	1,242,896
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	36,717	844,491
Bank of America, 3.000%, VAR ICE LIBOR USD 3 Month+0.650%	49,825	1,057,785
Bank of New York Mellon, 5.200%	102,402	2,554,930
Brighthouse Financial, 6.600%	72,162	1,893,531
Brighthouse Financial, 6.250%	64,881	1,665,495
Brightsphere Investment Group, 5.125%	20,525	514,562
Capital One Financial, 6.200%	86,897	2,215,873
Capital One Financial, 6.000%	86,935	2,238,576
Capital One Financial, Ser B, 6.000%	150,402	3,761,554

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Capital One Financial, 5.200%	104,544	$2,634,509
Capital One Financial, 5.000%	266,074	6,561,385
Charles Schwab, 6.000%	104,601	2,667,326
Charles Schwab, 5.950%	131,191	3,354,554
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	163,226	4,454,438
Citigroup, 6.875%, VAR ICE LIBOR USD 3Month+4.130%	258,101	6,930,012
Citigroup, 6.300%	179,463	4,605,021
Citigroup Capital XIII, 8.140%, VAR ICE LIBOR USD 3 Month+6.370%	395,725	10,736,019
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month+3.642%	53,131	1,429,755
Commerce Bancshares, 6.000%	24,949	633,705
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	76,485	2,065,095
Fifth Third Bancorp, 4.950%	41,289	1,037,593
First Republic Bank, 5.500%	50,597	1,310,462
First Republic Bank, 5.125%	35,010	894,505
Globe Life, 6.125%	50,997	1,350,910
GMAC Capital Trust I, Ser 2, 7.477%, VAR ICE LIBOR USD 3 Month+5.785%	469,359	11,968,654
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	122,383	3,284,760
Goldman Sachs Group, 6.300%	117,905	3,043,128
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	171,237	4,380,242
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	231,121	5,179,422
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	131,745	2,758,740

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Hanover Insurance Group, 6.350%	29,421	$739,938
Hartford Financial Services Group, 7.875%,VAR ICE LIBOR USD 3 Month+5.596%	104,759	2,867,254
Hartford Financial Services Group, 6.000%	58,384	1,553,014
Huntington Bancshares, 6.250%	104,629	2,693,150
IBERIABANK, 6.100%, VAR ICE LIBOR USD 3 Month+3.859%	17,078	447,444
JPMorgan Chase, 6.150%	197,845	5,019,328
JPMorgan Chase, 6.125%	253,929	6,355,843
JPMorgan Chase, 6.100%	245,602	6,235,835
JPMorgan Chase, 6.000%	326,734	8,736,867
JPMorgan Chase, 5.750%	299,983	7,955,549
KeyCorp, 6.125%, VAR ICE LIBOR USD 3Month+3.892%	87,059	2,325,346
KeyCorp, 5.650%	72,130	1,846,528
KeyCorp, 5.625%	78,084	2,013,006
KKR, 6.750%	58,339	1,537,816
Legg Mason, 6.375%	41,984	1,085,286
Legg Mason, 5.450%	86,892	2,167,955
MetLife, 5.625%	137,593	3,599,433
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	104,507	2,506,078
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	147,749	4,101,512
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	145,870	4,021,636
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	171,192	4,652,999
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	178,412	4,738,623

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	190,511	$4,278,877
Navient, 6.000%	52,817	1,185,742
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	89,696	2,386,811
New York Community Capital Trust V, 6.000%*	11,903	607,053
Oaktree Capital Group, 6.625%	29,922	788,145
Oaktree Capital Group, 6.550%	39,402	1,033,120
People’s United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	42,034	1,117,684
PNC Financial Services Group, 6.125%, VA RICE LIBOR USD 3 Month+4.067%	265,754	7,066,399
PNC Financial Services Group, 5.375%	81,535	2,040,821
Prudential Financial, 5.750%	100,191	2,540,844
Prudential Financial, 5.700%	124,032	3,116,924
Prudential Financial, 5.625%	98,530	2,563,751
Regions Financial, Ser A, 6.375%	86,897	2,207,184
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	87,004	2,372,599
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month+3.148%	87,020	2,386,088
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	67,876	1,810,932
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	67,886	1,776,577
SLM, 3.594%, VAR ICE LIBOR USD 3 Month+1.700%	18,308	1,043,556
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108%	131,226	3,413,188
State Street, 5.350%, VAR ICE LIBOR USD3 Month+3.709%	86,945	2,337,951

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
State Street, 5.250%	87,664	$2,189,847
Stifel Financial, 6.250%	27,868	724,289
Stifel Financial, 6.250%	27,415	705,388
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5Yr+4.127%	60,380	1,568,069
Truist Financial, 5.625%	80,776	2,046,056
Truist Financial, 5.200%	86,857	2,157,528
Truist Financial, 5.200%	79,174	1,964,307
Unum Group, 6.250%	50,598	1,301,886
US Bancorp, 6.500%, VAR ICE LIBOR USD3 Month+4.468%	188,379	5,001,462
US Bancorp, 5.500%	100,263	2,705,096
US Bancorp, 4.500%*	87,514	2,184,349
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	174,997	3,730,936
Valley National Bancorp, 5.500%, VAR ICE LIBOR USD 3 Month+3.578%	18,193	475,019
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5Yr+3.210%	51,594	1,344,024
Wells Fargo, 7.500%*	17,360	26,126,800
Wells Fargo, 6.625%, VAR ICE LIBOR USD3 Month+3.690%	143,647	3,940,237
Wells Fargo, 6.000% (A)	137,302	3,449,026
Wells Fargo, 6.000%	171,099	4,352,759
Wells Fargo, 5.850%, VAR ICE LIBOR USD3 Month+3.090%	305,036	7,836,375
Wells Fargo, 5.700%	171,098	4,320,224
Wells Fargo, 5.625%	120,545	3,067,870
Wells Fargo, 5.500%	196,923	4,962,460

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 5.250%	108,989	$2,713,826
Wells Fargo, 5.200%	128,045	3,190,881
Wells Fargo, 5.125%	110,791	2,730,998
WR Berkley, 5.900%	17,897	456,016
WR Berkley, 5.750%	48,868	1,242,713
WR Berkley, 5.700%	33,812	870,997
WR Berkley, 5.625%	59,145	1,466,205
Zions Bancorporation, 6.300%, VAR ICE LIBOR USD 3 Month+4.240%	25,324	667,541
		412,488,649
Health Care — 2.0%
Avantor, 6.250%*	92,059	5,134,130
Change Healthcare, 6.000%*	24,540	1,271,417
Danaher, 4.750%*	7,277	8,000,698
		14,406,245
Industrials — 1.6%
Air Lease, 6.150%, VAR ICE LIBOR USD 3Month+3.650%	44,143	1,122,115
Colfax, 5.750%*	20,196	2,920,746
Fortive, 5.000%*	6,004	5,469,797
GATX, 5.625%	27,410	673,190
Pitney Bowes, 6.700%	71,920	1,308,944
		11,494,792
Materials — 0.4%
International Flavors & Fragrances, 6.000%*	72,101	3,189,027
Real Estate — 6.5%
American Homes 4 Rent, 6.500% ‡	46,128	1,195,177
American Homes 4 Rent, 5.875% ‡	28,330	725,531
Brookfield Property Partners, 6.500%	32,144	803,600

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Brookfield Property Partners, 6.375%	48,003	$1,189,994
CBL & Associates Properties, Ser D, 7.375%‡	82,891	232,095
CBL & Associates Properties, 6.625% ‡	19,033	50,057
Digital Realty Trust, 6.350% ‡	42,507	1,096,681
Digital Realty Trust, 5.875% ‡	41,933	1,063,002
Digital Realty Trust, 5.850% ‡	36,860	980,476
Digital Realty Trust, 5.250% ‡	36,532	923,164
Diversified Healthcare Trust, 6.250% ‡	41,954	990,114
Diversified Healthcare Trust, 5.625% ‡	59,114	1,348,981
EPR Properties, 5.750% ‡	26,035	657,384
Federal Realty Investment Trust, 5.000% ‡	27,279	682,248
Kimco Realty, 5.250% ‡	44,907	1,146,476
Kimco Realty, 5.125% ‡	37,644	949,758
National Retail Properties, 5.200% ‡	59,357	1,489,861
Office Properties Income Trust, 5.875% ‡	53,575	1,328,660
PS Business Parks, 5.250% ‡	38,509	973,893
PS Business Parks, 5.200% ‡	36,531	924,965
PS Business Parks, 5.200% ‡	34,686	877,209
Public Storage, 5.600% ‡	50,411	1,362,609
Public Storage, 5.400% ‡	51,046	1,292,995
Public Storage, 5.375% ‡	84,478	2,119,553
Public Storage, 5.200% ‡	37,615	949,779
Public Storage, 5.200% ‡	86,851	2,171,275
Public Storage, 5.150% ‡	47,126	1,198,885
Public Storage, 5.050% ‡	52,097	1,314,928
Public Storage, 4.950% ‡	55,982	1,396,191
Public Storage, 4.900% ‡	59,150	1,469,877
Public Storage, 4.875% ‡	59,544	1,511,227

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
QTS Realty Trust, 6.500% ‡*	13,825	$1,794,347
RLJ Lodging Trust, 1.950% ‡*	55,874	1,458,870
Spirit Realty Capital, 6.000% ‡	31,544	806,896
VEREIT, Ser F, 6.700% ‡	132,868	3,321,700
Vornado Realty Trust, 5.700% ‡	50,884	1,280,241
Vornado Realty Trust, 5.400% ‡	50,687	1,267,175
Vornado Realty Trust, 5.250% ‡	54,482	1,376,215
Washington Prime Group, 7.500% ‡	18,166	306,642
		46,028,731
Utilities — 15.5%
Alabama Power, 5.000%	41,991	1,067,831
American Electric Power, 6.125%*	68,764	3,567,476
CenterPoint Energy, 7.000%*	83,559	3,572,147
CMS Energy, 5.875%	47,688	1,248,472
CMS Energy, 5.875%	109,999	2,876,474
Dominion Energy, 7.250%*	71,226	7,133,284
Dominion Energy, 5.250%	139,988	3,499,700
DTE Energy, 6.000%	48,244	1,244,695
DTE Energy, 5.375%	50,545	1,266,152
DTE Energy, 5.250%	35,042	867,289
DTE Energy, 5.250%	71,132	1,785,413
Duke Energy, 5.750%	171,335	4,598,631
Duke Energy, 5.625%	86,978	2,284,912
Duke Energy, 5.125%	86,881	2,178,976
Entergy Arkansas, 4.875%	72,889	1,822,225
Entergy Louisiana, 4.875%	45,396	1,131,722
Entergy Mississippi, 4.900%	43,701	1,093,836
Entergy New Orleans, 5.500%	17,555	442,035
Essential Utilities, 6.000%*	42,348	2,411,295

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Georgia Power, 5.000%	45,383	$1,134,121
National Rural Utilities Cooperative Finance, 5.500%	42,732	1,120,006
NextEra Energy, 4.872%*	132,891	6,736,245
NextEra Energy Capital Holdings, 5.650%	120,187	3,146,496
NextEra Energy Capital Holdings, 5.250%	99,337	2,506,273
NextEra Energy Capital Holdings, 5.125%	86,867	2,141,272
NextEra Energy Capital Holdings, 5.000%	76,649	1,900,895
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	87,002	2,287,283
PPL Capital Funding, Ser B, 5.900%	77,317	1,933,698
SCE Trust II, 5.100%	68,182	1,628,868
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month+2.990%	48,179	1,166,895
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month+3.132%	54,801	1,243,983
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%	50,500	1,183,215
SCE Trust VI, 5.000%	80,594	1,852,050
Sempra Energy, 6.750%*	24,505	2,735,738
Sempra Energy, 6.000%*	76,098	8,525,259
Sempra Energy, 5.750%	132,546	3,424,989
South Jersey Industries, 7.250%*	24,194	1,114,860
South Jersey Industries, 5.625%	33,173	815,724
Southern, 6.750%*	152,418	7,675,771
Southern, 6.250%	171,114	4,342,873
Southern, 5.250%	139,989	3,506,724
Southern, 5.250%	76,389	1,918,892
Spire, 5.900%	42,770	1,132,122

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Utilities — continued
Tennessee Valley Authority, 3.550%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.940%	51,127	$1,296,069
		110,562,886
TOTAL UNITED STATES		672,505,610
TOTAL PREFERRED STOCK
(Cost $722,404,892)		707,042,540
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $136,859)	136,859	136,859
REPURCHASE AGREEMENT(B) — 0.2%
RBC Capital Markets

1.550%, dated 02/29/20, to be repurchased on 03/02/20, repurchase price $1,199,422 (collateralized by U.S. Treasury Obligations, ranging in par value $227,003 - $251,856, 2.125%, 12/31/2022, with a total market value of $1,220,174)

(Cost $1,199,266)	$1,199,266	1,199,266
TOTAL INVESTMENTS — 99.4%
(Cost $723,741,017)		$708,378,665

Percentages are based on Net Assets of $712,922,868.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Preferred ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $1,279,918.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2020, was $1,336,125.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2020.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$707,042,540	$—	$—	$707,042,540
Short-Term Investment	136,859	—	—	136,859
Repurchase Agreement	—	1,199,266	—	1,199,266
Total Investments in Securities	$707,179,399	$1,199,266	$—	$708,378,665

For the period ended February 29, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi- annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
CLOSED-END FUNDS — 32.5%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	49,782	$584,441
BlackRock Income Trust	100,619	604,719
Brookfield Real Assets Income Fund (A)	26,877	541,303
Eaton Vance Risk-Managed Diversified Equity Income Fund	66,046	568,656
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	62,301	553,856
Eaton Vance Tax-Managed Buy-Write Opportunities Fund (A)	41,056	555,898
Morgan Stanley Emerging Markets Domestic Debt Fund	91,414	585,050
Nuveen Mortgage and Income Fund	25,867	566,487
Stone Harbor Emerging Markets Income Fund (A)	46,946	526,265
Templeton Emerging Markets Income Fund	66,075	568,245
Voya Global Equity Dividend and Premium Opportunity Fund	101,665	559,158
Western Asset Emerging Markets Debt Fund	43,934	604,532
Western Asset Mortgage Opportunity Fund	27,987	549,105
TOTAL CLOSED-END FUNDS
(Cost $8,136,790)		7,367,715
COMMON STOCK — 30.5%
Energy — 3.0%
Kinder Morgan	18,310	351,003
ONEOK	5,007	334,067
		685,070
Financials — 18.3%
Apollo Investment	23,234	354,086
Ares Capital	20,060	344,831
BlackRock Capital Investment	74,299	334,346
BlackRock TCP Capital	27,657	362,030
Hercules Capital	27,984	369,389

Schedule of Investments	February 29, 2020 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Main Street Capital (A)	8,689	$320,885
New Mountain Finance	27,662	353,797
PennantPark Floating Rate Capital	32,414	348,126
PennantPark Investment	59,659	341,846
Prospect Capital (A)	56,630	312,031
Solar Capital	18,191	339,626
TPG Specialty Lending	18,009	377,108
		4,158,101
Utilities — 9.2%
Avista	7,767	366,214
CenterPoint Energy	12,180	280,384
Dominion Energy	4,558	356,344
Duke Energy	3,936	360,932
PPL	11,990	359,820
Southern	5,954	359,383
		2,083,077
TOTAL COMMON STOCK
(Cost $7,533,473)		6,926,248
EXCHANGE TRADED FUND — 22.7%
Global X SuperDividend REIT ETF (A)(B)	372,619	5,160,773
TOTAL EXCHANGE TRADED FUND
(Cost $5,566,849)		5,160,773
MASTER LIMITED PARTNERSHIPS — 9.3%
Energy — 7.9%
Alliance Resource Partners	23,687	159,650
Black Stone Minerals	26,694	236,242
Enable Midstream Partners	31,390	194,618
Holly Energy Partners	15,006	311,224
MPLX	13,642	276,796

Schedule of Investments	February 29, 2020 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Sunoco	11,961	$323,306
USA Compression Partners	21,831	298,648
		1,800,484
Utilities — 1.4%
Suburban Propane Partners	15,880	310,772
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,788,372)		2,111,256
BUSINESS DEVELOPMENT COMPANIES — 4.4%
Goldman Sachs BDC	18,469	357,375
Golub Capital BDC	19,945	332,284
TCG BDC	26,020	315,883
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,205,651)		1,005,542
SHORT-TERM INVESTMENT(C)(D) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $276,189)	276,189	276,189
REPURCHASE AGREEMENT(C) — 10.7%
RBC Capital Markets

1.550%, dated 02/29/20, to be repurchased on 03/02/20, repurchase price $2,420,505 (collateralized by U.S. Treasury Obligations, ranging in par value $458,105 - $508,260, 2.125%, 12/31/2022, with a total market value of $2,462,383)

(Cost $2,420,193)	$2,420,193	2,420,193

Schedule of Investments	February 29, 2020 (Unaudited)

Global X SuperDividend® Alternatives ETF

Value
TOTAL INVESTMENTS — 111.3%
(Cost $27,927,517)	$25,267,916

Percentages are based on Net Assets of $22,699,455.

(A)	This security or a partial position of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $2,551,524.
(B)	Affiliated investment
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2020, was $2,696,382.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2020.

BDC — Business Development Companies

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$7,367,715	$—	$—	$7,367,715
Common Stock	6,926,248	—	—	6,926,248
Exchange Traded Fund	5,160,773	—	—	5,160,773
Master Limited Partnerships	2,111,256	—	—	2,111,256
Business Development Companies	1,005,542	—	—	1,005,542
Short-Term Investment	276,189	—	—	276,189
Repurchase Agreement	—	2,420,193	—	2,420,193
Total Investments in Securities	$22,847,723	$2,420,193	$—	$25,267,916

Schedule of Investments	February 29, 2020 (Unaudited)

Global X SuperDividend® Alternatives ETF

For the period ended February 29, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi- annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended February 29, 2020:

Value at 11/30/2019	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Depreciation	Realized Gain	Value at 2/29/20	Shares	Dividend Income

Global X SuperDividend® REIT ETF $6,423,112	$37,481	$(761,076)	$(588,572)	$49,828	$5,160,773	372,619	$120,726

Schedule of Investments	February 29, 2020 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED KINGDOM — 1.6%
Real Estate — 1.6%
Healthpeak Properties ‡	2,363	$74,765
UNITED STATES — 98.3%
Consumer Discretionary — 9.7%
Best Buy	900	68,085
Carnival	1,606	53,737
Garmin	783	69,208
Genuine Parts	724	63,162
Kohl’s	1,579	61,818
Newell Brands	3,964	61,165
Whirlpool	514	65,720
		442,895
Consumer Staples — 12.1%
Archer-Daniels-Midland	1,685	63,441
Clorox	503	80,189
Coca-Cola	1,399	74,832
Kraft Heinz	2,411	59,720
Molson Coors Beverage, Cl B	1,498	74,315
PepsiCo	552	72,881
Procter & Gamble	606	68,617
Walgreens Boots Alliance	1,316	60,220
		554,215
Energy — 11.3%
Baker Hughes, Cl A	3,223	51,858
Cabot Oil & Gas	4,732	65,916
Chevron	647	60,391
ConocoPhillips	1,214	58,782
Exxon Mobil	1,100	56,584
Helmerich & Payne	1,810	66,771
HollyFrontier	1,518	51,126

Schedule of Investments	February 29, 2020 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
Energy — continued
Phillips 66	675	$50,531
TechnipFMC	3,808	56,511
		518,470
Financials — 18.0%
American International Group	1,476	62,228
Ameriprise Financial	454	64,150
Bank of New York Mellon	1,516	60,488
BlackRock, Cl A	153	70,841
Fifth Third Bancorp	2,457	59,951
Huntington Bancshares	4,960	60,859
Lincoln National	1,274	57,827
MetLife	1,511	64,550
Principal Financial Group	1,402	62,235
Prudential Financial	810	61,115
T Rowe Price Group	620	73,166
Travelers	562	67,334
Unum Group	2,511	58,531
		823,275
Health Care — 9.2%
Amgen	323	64,513
Bristol-Myers Squibb	1,194	70,518
Gilead Sciences	1,159	80,388
Johnson & Johnson	538	72,350
Merck	855	65,459
Pfizer	1,986	66,372
		419,600
Industrials — 15.0%
3M	451	67,307
CH Robinson Worldwide	994	68,487
Cummins	418	63,239
Eaton	815	73,937
Emerson Electric	1,004	64,366

Schedule of Investments	February 29, 2020 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
Industrials — continued
Fastenal	2,056	$70,356
Illinois Tool Works	431	72,314
Johnson Controls International	1,882	68,825
Lockheed Martin	198	73,234
Snap-On	446	64,559
		686,624
Information Technology — 11.4%
Cisco Systems	1,700	67,881
Hewlett Packard Enterprise	4,752	60,778
Juniper Networks	3,156	66,970
Maxim Integrated Products	1,279	71,138
NetApp	1,204	56,251
Seagate Technology	1,296	62,143
Texas Instruments	602	68,712
Xerox Holdings	2,067	66,558
		520,431
Materials — 2.6%
Nucor	1,349	55,781
Packaging Corp of America	687	62,256
		118,037
Real Estate — 9.0%
AvalonBay Communities ‡	366	73,416
Host Hotels & Resorts ‡	4,245	61,468
Kimco Realty ‡	3,751	65,080
Public Storage ‡	370	77,374
Regency Centers ‡	1,252	71,915
Vornado Realty Trust ‡	1,166	62,474
		411,727
TOTAL UNITED STATES		4,495,274
TOTAL COMMON STOCK
(Cost $5,400,900)		4,570,039

Schedule of Investments	February 29, 2020 (Unaudited)

Global X S&P 500® Quality Dividend ETF

Value
TOTAL INVESTMENTS — 99.9%
(Cost $5,400,900)	$4,570,039

Percentages are based on Net Assets of $4,575,447.

‡	Real Estate Investment Trust

Cl — Class

As of February 29, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X TargetIncomeTM 5 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.7%
Global X SuperDividend® ETF (A)	42,086	$639,707
Global X U.S. Preferred ETF (A)	38,750	935,813
iShares 20+ Year Treasury Bond ETF	3,429	532,558
SPDR Blackstone	20,843	946,897
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	29,247	947,895
Xtrackers USD High Yield Corporate Bond ETF	14,491	711,943
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,909,891)		4,714,813
TOTAL INVESTMENTS — 99.7%
(Cost $4,909,891)		$4,714,813
Percentages are based on Net Assets of $4,728,850.

(A) Affiliated investment.

ETF — Exchange Traded Fund

EM — Emerging Markets

SPDR — Standard & Poor’s Depository Receipts

USD — U.S. Dollar

As of February 29, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X TargetIncomeTM 5 ETF

The following is a summary of the transactions with affiliates for the period ended February 29, 2020

Value at 11/30/2019		Purchases at Cost	Proceeds from Sales	Changes in Unrealized Depreciation	Realized Loss	Value at 02/29/20	Shares	Dividend Income
Global X SuperDividend® ETF
$191,394		$941,011	$(353,810)	$(93,492)	$(45,396)	$639,707	42,086	$13,182
Global X U.S. Preferred ETF
$240,642		$1,218,666	$(472,132)	$(43,446)	$(7,917)	$935,813	38,750	$11,005
Totals:	$432,036	$2,159,677	$(825,942)	$(136,938)	$(53,313)	$1,575,520	80,836	$24,187

Schedule of Investments	February 29, 2020 (Unaudited)

Global X TargetIncomeTM Plus 2 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Global X U.S. Preferred ETF (A)	273,778	$6,611,739
iShares Core U.S. Aggregate Bond ETF	60,326	7,011,088
Schwab US TIPS ETF	60,040	3,504,535
SPDR Blackstone	147,284	6,691,112
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	103,274	3,347,110
Xtrackers USD High Yield Corporate Bond ETF	136,616	6,711,944
TOTAL EXCHANGE TRADED FUNDS
(Cost $34,383,010)		33,877,528
TOTAL INVESTMENTS — 100.0%
(Cost $34,383,010)		$33,877,528
Percentages are based on Net Assets of $33,869,692.

(A) Affiliated investment.

ETF — Exchange Traded Fund

EM — Emerging Markets

SPDR — Standard & Poor’s Depository Receipts

TIPS — Treasury Inflation Protected Security

USD — U.S. Dollar

As of February 29, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X TargetIncomeTM Plus 2 ETF

The following is a summary of the transactions with affiliates for the period ended February 29, 2020:

Value at 11/30/2019	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Depreciation	Realized Gain	Value at 02/29/20	Shares	Dividend Income
Global X U.S. Preferred ETF
$1,950,330	$5,696,668	$(737,801)	$(301,148)	$3,690	$6,611,739	273,778	$54,440

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.7%
UNITED KINGDOM — 0.5%
Real Estate — 0.5%
Healthpeak Properties ‡	28,705	$908,226
UNITED STATES — 99.2%
Communication Services — 3.2%
AT&T	26,835	945,129
Cable One	195	306,739
Charter Communications, Cl A*	5,603	2,763,231
GCI Liberty*	3,008	207,883
Liberty Broadband, Cl C*	5,819	732,554
Roku, Cl A*	3,284	373,292
Snap, Cl A*	36,136	512,047
		5,840,875
Consumer Discretionary — 6.9%
AutoZone *	648	669,067
Carnival	21,007	702,894
Carvana, Cl A*	1,668	138,294
Chipotle Mexican Grill, Cl A*	773	597,977
Ford Motor	114,399	796,217
Gap	57,942	830,309
General Motors	30,021	915,641
Goodyear Tire & Rubber	72,574	702,879
Hilton Worldwide Holdings	9,137	888,116
Kohl’s	22,601	884,829
Lithia Motors, Cl A	656	78,169
Macy’s	58,902	779,273
NVR *	92	337,381
PulteGroup	6,651	267,370
Starbucks	26,965	2,114,865
Target	15,886	1,636,258
TopBuild *	1,563	157,863
		12,497,402

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
Consumer Staples — 6.4%
Brown-Forman, Cl B	8,885	$545,628
Costco Wholesale	12,932	3,635,703
Estee Lauder, Cl A	6,719	1,233,608
Hershey	4,218	607,350
Procter & Gamble	40,965	4,638,467
Sysco	14,228	948,296
		11,609,052
Energy — 4.2%
Chevron	9,283	866,475
HollyFrontier	22,538	759,080
Kinder Morgan	50,004	958,577
Marathon Oil	81,039	671,003
Marathon Petroleum	18,725	887,939
Murphy Oil	42,511	801,332
Phillips 66	10,289	770,235
Plains GP Holdings, Cl A	57,017	785,124
Tallgrass Energy, Cl A	47,046	1,038,305
		7,538,070
Financials — 29.9%
Ally Financial	31,321	785,217
American International Group	20,054	845,477
Apollo Global Management, Cl A	7,069	294,495
Arch Capital Group*	13,913	562,503
Associated Banc-Corp	49,250	833,802
Assured Guaranty	20,944	854,725
Athene Holding, Cl A*	23,144	954,690
Bank of New York Mellon	22,427	894,837
Bank OZK	37,284	946,641
BankUnited	29,815	885,506
Blackstone Group, Cl A	24,884	1,339,755
Blackstone Mortgage Trust, Cl A ‡	27,674	997,924
Brighthouse Financial*	25,569	916,393

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
Financials — continued
Brown & Brown	7,217	$310,403
Capital One Financial	9,814	866,184
Chimera Investment ‡	49,374	970,199
CIT Group	22,258	883,865
Citigroup	13,080	830,057
Citizens Financial Group	26,094	826,919
Comerica	15,486	815,183
Equitable Holdings	40,877	874,768
Fifth Third Bancorp	35,710	871,324
First Hawaiian	36,370	871,062
First Horizon National	61,122	814,756
FNB	83,568	843,201
Franklin Resources	40,529	881,911
Goldman Sachs Group	4,241	851,466
Hancock Whitney	24,691	827,149
Huntington Bancshares	70,309	862,691
IBERIABANK	12,996	782,229
Invesco	56,601	815,054
Jefferies Financial Group	47,347	933,209
KeyCorp	53,400	873,090
Lincoln National	17,847	810,075
MarketAxess Holdings	1,051	340,871
MetLife	20,188	862,431
MFA Financial ‡	132,496	957,946
Moody’s	5,304	1,273,119
Morgan Stanley	18,756	844,583
Navient	69,010	774,982
New Residential Investment ‡	62,662	975,021
New York Community Bancorp	89,039	962,512
Old Republic International	45,688	900,967
PacWest Bancorp	28,516	902,246
People’s United Financial	65,260	912,987

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
Financials — continued
Principal Financial Group	18,847	$836,618
Prudential Financial	10,918	823,763
Regions Financial	64,618	873,635
Reinsurance Group of America, Cl A	6,679	815,038
S&P Global	7,129	1,895,672
Starwood Property Trust ‡	48,959	1,085,911
State Street	13,008	885,975
Sterling Bancorp	50,483	837,008
Synchrony Financial	27,702	806,128
Synovus Financial	26,727	775,618
Umpqua Holdings	55,211	849,697
United Bankshares	28,180	813,838
Unum Group	36,557	852,144
Valley National Bancorp	92,012	855,712
Webster Financial	20,310	771,171
Wintrust Financial	16,065	858,032
WR Berkley	4,289	287,963
Zions Bancorp	21,908	875,225
		54,033,573
Health Care — 3.1%
Arrowhead Pharmaceuticals*	7,172	253,602
Chemed	591	246,813
Danaher	16,781	2,426,197
Insulet *	2,310	438,831
Zoetis, Cl A	16,543	2,204,024
		5,569,467
Industrials — 6.0%
Air Lease, Cl A	22,264	854,047
Allegion	2,970	341,520
Arconic	13,832	405,969
Armstrong World Industries	1,207	120,881
Cintas	2,538	676,986

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
Industrials — continued
Copart *	10,212	$862,710
Delta Air Lines	17,573	810,642
Eaton	10,787	978,597
Fortune Brands Home & Security	4,039	249,408
FTI Consulting*	1,112	125,200
Generac Holdings*	2,402	247,382
IHS Markit	12,658	901,756
Ingersoll-Rand	7,192	928,056
Macquarie Infrastructure	23,354	916,645
Ryder System	19,723	750,263
Teledyne Technologies*	1,232	415,578
Tetra Tech	1,610	130,201
TransDigm Group*	1,875	1,045,894
		10,761,735
Information Technology — 16.5%
Accenture, Cl A	20,400	3,684,036
ANSYS *	2,782	673,773
Apple	16,287	4,452,214
Applied Materials	25,735	1,495,718
Booz Allen Hamilton Holding, Cl A	4,254	303,310
CACI International, Cl A*	850	208,267
CDW	5,677	648,427
Coupa Software*	1,642	245,889
Cypress Semiconductor	11,470	264,842
Entegris	4,174	222,558
Fair Isaac*	880	330,906
Genpact	5,682	218,530
Global Payments	10,516	1,934,628
KBR	4,812	124,920
KLA	5,980	919,186
Lam Research	5,511	1,617,093
Leidos Holdings	6,076	623,701

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
Information Technology — continued
Manhattan Associates*	1,546	$104,139
Mastercard, Cl A	15,956	4,631,229
Microsoft	31,247	5,062,326
Paycom Software*	1,545	436,694
Qorvo *	3,393	341,268
Teradyne	6,493	381,529
Tyler Technologies*	1,400	438,690
Universal Display	1,278	202,934
Western Union	14,540	325,551
		29,892,358
Materials — 3.8%
Air Products & Chemicals	7,106	1,560,549
LyondellBasell Industries, Cl A	12,096	864,380
Martin Marietta Materials	1,773	403,411
Newmont	23,940	1,068,442
Nucor	20,166	833,864
Olin	61,069	988,707
Vulcan Materials	3,173	381,585
Westrock	25,149	836,204
		6,937,142
Real Estate — 11.3%
American Tower, Cl A ‡	11,240	2,549,232
Apple Hospitality REIT ‡	66,373	867,495
Brixmor Property Group ‡	48,354	880,526
EastGroup Properties ‡	1,220	153,391
EPR Properties ‡	14,440	855,426
Equinix ‡	2,840	1,626,752
Equity LifeStyle Properties ‡	4,881	333,519
First Industrial Realty Trust ‡	3,428	131,978
Host Hotels & Resorts ‡	57,656	834,859
Invitation Homes ‡	16,611	476,570
Kimco Realty ‡	51,524	893,941

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
Real Estate — continued
Macerich ‡	40,905	$835,280
Medical Properties Trust ‡	46,836	989,645
Mid-America Apartment Communities ‡	3,054	394,760
Omega Healthcare Investors ‡	24,232	959,587
Park Hotels & Resorts ‡	42,664	779,045
Rexford Industrial Realty ‡	3,378	157,989
RLJ Lodging Trust ‡	62,270	822,587
Sabra Health Care ‡	47,637	931,303
Service Properties Trust ‡	44,201	799,154
Spirit Realty Capital ‡	20,130	915,915
Sun Communities ‡	2,989	456,958
Terreno Realty ‡	1,889	103,649
VICI Properties ‡	39,463	988,943
Vornado Realty Trust ‡	15,498	830,383
Weingarten Realty Investors ‡	32,570	877,110
		20,445,997
Utilities — 7.9%
American Electric Power	12,456	1,111,822
American States Water	909	69,620
American Water Works	4,753	587,756
Entergy	7,531	880,449
Eversource Energy	7,921	684,850
FirstEnergy	13,711	610,551
Hawaiian Electric Industries	3,439	147,327
NextEra Energy	16,553	4,183,936
PPL	28,967	869,300
Sempra Energy	9,073	1,268,224
Southern	37,391	2,256,921
WEC Energy Group	9,337	862,085
Xcel Energy	12,981	808,976
		14,341,817
TOTAL UNITED STATES		179,467,488

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Adaptive U.S. Factor ETF

Value
TOTAL COMMON STOCK
(Cost $201,344,030)	$180,375,714
TOTAL INVESTMENTS — 99.7%
(Cost $201,344,030)	$180,375,714
Percentages are based on Net Assets of $180,847,668.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

REIT — Real Estate Investment Trust

As of February 29,2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29,2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-1600

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 100.2%
CANADA— 2.5%
Industrials — 2.5%
ATS Automation Tooling Systems*	1,436,258	$19,184,345
Maxar Technologies (A)	918,489	13,937,960
TOTAL CANADA		33,122,305
FINLAND— 1.8%
Industrials — 1.8%
Cargotec, Cl B	852,153	24,337,333
GERMANY— 1.4%
Information Technology — 1.4%
Isra Vision	337,879	18,575,792
JAPAN— 41.5%
Communication Services — 0.5%
RPA Holdings* (A)	888,090	7,270,046
Health Care — 0.7%
CYBERDYNE* (A)	2,118,384	8,601,976
Industrials — 28.2%
Daifuku	1,003,306	59,715,612
FANUC	443,801	73,935,975
Hirata	165,389	7,697,147
Idec	524,060	8,011,634
Mitsubishi Electric	6,350,137	80,712,352
Nachi-Fujikoshi	386,575	12,758,606
SMC	151,616	60,539,574
Toshiba Machine (A)	461,512	12,686,071
Yaskawa Electric	1,736,739	54,502,030
		370,559,001
Information Technology — 12.1%
Autonomous Control Systems Laboratory*	161,650	4,326,552
Keyence	275,164	87,780,032
Omron	1,066,124	57,721,820

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
PKSHA Technology*	413,342	$9,185,378
		159,013,782
TOTAL JAPAN		545,444,805
SOUTH KOREA— 0.5%
Information Technology — 0.5%
Robostar* (A)	176,275	2,039,246
Robotis* (A)	280,628	2,322,200
Selvas AI * (A)(B)(C) (D)	1,194,000	2,296,709
TOTAL SOUTH KOREA		6,658,155
SWITZERLAND— 10.7%
Health Care — 3.9%
Tecan Group	183,174	50,943,169
Industrials — 6.8%
ABB	4,153,313	89,292,261
TOTAL SWITZERLAND		140,235,430
UNITED KINGDOM— 3.8%
Information Technology — 3.8%
Renishaw	1,109,419	49,512,198
UNITED STATES— 38.0%
Consumer Discretionary — 1.6%
iRobot* (A)	433,064	20,782,741
Energy — 1.2%
Helix Energy Solutions Group*	2,296,759	15,411,253
Health Care — 6.6%
Accuray*	1,413,556	4,191,194
Intuitive Surgical*	153,807	82,126,786
TransEnterix* (A)	274,765	324,223
		86,642,203

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — 4.9%
AeroVironment*	369,469	$18,987,012
John Bean Technologies	473,875	45,899,533
		64,886,545
Information Technology — 23.7%
Brooks Automation	1,115,088	38,481,687
Dynatrace*	2,326,101	75,133,063
FARO Technologies*	267,044	15,285,599
Medallia*	1,552,608	38,520,204
NVIDIA	532,000	143,677,240
Veritone* (A)	468,431	1,255,395
		312,353,188
TOTAL UNITED STATES		500,075,930
TOTAL COMMON STOCK
(Cost $1,558,052,099)		1,317,961,948
SHORT-TERM INVESTMENT(E)(F) — 0.3%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
1.460%
(Cost $3,547,904)	3,547,904	3,547,904
REPURCHASE AGREEMENT(E) — 2.3%
RBC Capital Markets
1.550%, dated 02/29/20, to be repurchased
on 03/02/20, repurchase price $31,093,660
(collateralized by U.S. Treasury Obligations,
ranging in par value $5,884,790 -
$6,529,080, 2.125%, 12/31/2022, with a
total market value of $31,631,624)
(Cost $31,089,643)	$31,089,643	31,089,643
TOTAL INVESTMENTS — 102.8%
(Cost $1,592,689,646)		$1,352,599,495

Percentages are based on Net Assets of $1,315,782,235.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $34,025,802.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of February 29, 2020 was $2,296,709 and represented 0.2% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of February 29, 2020, was $2,296,709 and represents 0.2% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2020, was $34,637,547.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2020.

Cl — Class

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,315,665,239	$—	$2,296,709	$1,317,961,948
Short-Term Investment	3,547,904	—	—	3,547,904
Repurchase Agreement	—	31,089,643	—	31,089,643
Total Investments in Securities	$1,319,213,143	$31,089,643	$2,296,709	$1,352,599,495

(1)      A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 9.2%
Financials — 0.7%
HUB24 (A)	185,213	$1,200,131
Zip* (A)	1,027,773	1,802,425
		3,002,556
Information Technology — 8.5%
Afterpay*	721,571	15,431,763
IRESS	495,697	3,790,461
Xero*	403,441	19,157,718
		38,379,942
TOTAL AUSTRALIA		41,382,498
CHINA— 0.2%
Financials — 0.2%
Yiren Digital ADR * (A)	184,358	766,929
DENMARK— 2.4%
Information Technology — 2.4%
SimCorp	116,019	11,050,809
GERMANY— 5.2%
Financials — 1.3%
Hypoport*	18,167	6,026,598
Information Technology — 3.9%
Wirecard (A)	140,227	17,706,091
TOTAL GERMANY		23,732,689
ITALY— 5.3%
Information Technology — 5.3%
Nexi*	1,501,745	23,998,359
JAPAN— 0.2%
Information Technology — 0.2%
Metaps*	123,430	686,580

Schedule of Investments	February 29, 2020 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS— 6.0%
Information Technology — 6.0%
Adyen*	30,974	$27,123,557
SWITZERLAND— 4.0%
Financials — 0.5%
Leonteq	53,698	2,417,644
Information Technology — 3.5%
Temenos	111,130	15,757,624
TOTAL SWITZERLAND		18,175,268
UNITED STATES— 67.4%
Financials — 4.9%
Blucora*	136,999	2,383,783
LendingClub*	252,784	2,783,152
LendingTree*	36,744	10,134,730
On Deck Capital*	313,935	1,095,633
Virtu Financial, Cl A (A)	307,084	5,776,250
		22,173,548
Health Care — 2.8%
HealthEquity*	179,072	12,712,321
Information Technology — 59.7%
Black Knight*	328,091	21,886,951
Bottomline Technologies*	123,807	5,482,174
Envestnet*	148,159	11,183,041
Fidelity National Information Services	192,648	26,916,779
Fiserv*	525,424	57,460,368
GreenSky, Cl A* (A)	182,389	1,455,464
Guidewire Software*	200,960	22,027,226
Intuit	89,481	23,788,524
Mitek Systems*	140,629	1,224,879
Pagseguro Digital, Cl A*	463,344	14,535,101
PayPal Holdings*	200,834	21,688,064

Schedule of Investments	February 29, 2020 (Unaudited)

Global X FinTech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Square, Cl A*	320,516	$26,708,598
SS&C Technologies Holdings	343,528	19,065,804
StoneCo, Cl A*	414,648	16,540,309
		269,963,282
TOTAL UNITED STATES		304,849,151
TOTAL COMMON STOCK		451,765,840
(Cost $418,300,759)
SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
1.460%	2,084,824	2,084,824
(Cost $2,084,824)
REPURCHASE AGREEMENT(B) — 4.0%
RBC Capital Markets
1.550%, dated 02/29/20, to be repurchased
on 03/02/20, repurchase price $18,271,297
(collateralized by U.S. Treasury Obligations,
ranging in par value $3,458,028 -
$3,836,626, 2.125%, 12/31/2022, with a
total market value of $18,587,415)
(Cost $18,268,936)	$18,268,936	18,268,936
TOTAL INVESTMENTS — 104.4%
(Cost $438,654,519)		$472,119,600

Percentages are based on Net Assets of $452,139,140.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $19,022,628.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2020, was $20,353,760.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2020.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments	February 29, 2020 (Unaudited)

Global X FinTech ETF

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$451,765,840	$—	$—	$451,765,840
Short-Term Investment	2,084,824	—	—	2,084,824
Repurchase Agreement	—	18,268,936	—	18,268,936
Total Investments in Securities	$453,850,664	$18,268,936	$—	$472,119,600

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRIA— 2.1%
Information Technology — 2.1%
AMS	88,396	$3,014,569
FRANCE— 3.4%
Industrials — 3.4%
Legrand	24,940	1,890,834
Schneider Electric	29,680	2,950,493
TOTAL FRANCE		4,841,327
HONG KONG— 2.3%
Information Technology — 2.3%
Xiaomi, Cl B*	2,063,800	3,326,211
ITALY— 0.6%
Information Technology — 0.6%
Datalogic	59,719	895,421
JAPAN— 1.3%
Communication Services — 0.2%
And Factory* (A)	21,700	286,276
Information Technology — 1.1%
Nippon Ceramic	28,550	578,067
Renesas Electronics*	157,600	951,167
		1,529,234
TOTAL JAPAN		1,815,510
NETHERLANDS— 2.1%
Information Technology — 2.1%
NXP Semiconductors	26,807	3,047,688
NORWAY— 0.7%
Information Technology — 0.7%
Nordic Semiconductor*	186,514	971,579

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 0.2%
Information Technology — 0.2%
Fingerprint Cards, Cl B (A)	195,252	$281,949
SWITZERLAND— 12.3%
Industrials — 2.0%
ABB	132,569	2,850,107
Information Technology — 10.3%
Landis+Gyr Group	30,886	2,517,594
STMicroelectronics	457,207	12,259,215
		14,776,809
TOTAL SWITZERLAND		17,626,916
TAIWAN— 6.7%
Information Technology — 6.7%
Advantech	730,143	7,101,409
eMemory Technology	79,962	834,492
MediaTek	147,200	1,750,095
TOTAL TAIWAN		9,685,996
UNITED KINGDOM— 0.4%
Information Technology — 0.4%
Spirent Communications	207,525	556,652
UNITED STATES— 67.8%
Communication Services — 0.2%
ORBCOMM*	83,140	275,193
Consumer Discretionary — 6.0%
Garmin	95,757	8,463,961
Garrett Motion*	25,347	175,908
		8,639,869
Health Care — 9.9%
DexCom*	50,301	13,883,076
Senseonics Holdings * (A)	189,852	265,793
		14,148,869

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 14.8%
ADT (A)	786,889	$5,028,221
Emerson Electric	40,032	2,566,452
Honeywell International	14,886	2,414,063
Johnson Controls International	66,147	2,418,996
Resideo Technologies*	18,247	196,155
Rockwell Automation	11,052	2,028,042
Sensata Technologies Holding*	161,560	6,591,647
		21,243,576
Information Technology — 36.9%
Alarm.com Holdings*	50,588	2,440,871
Ambarella*	34,264	2,036,995
Analog Devices	23,321	2,543,155
Arlo Technologies*	96,122	315,280
Badger Meter	30,428	1,832,070
Belden	41,311	1,649,548
Cisco Systems	45,698	1,824,720
Cypress Semiconductor	350,889	8,102,026
Fitbit, Cl A*	231,886	1,481,752
Impinj*	22,442	690,092
Intel	55,658	3,090,132
InterDigital	32,930	1,741,668
International Business Machines	18,917	2,462,048
Itron*	41,023	3,111,185
NETGEAR*	32,961	621,974
QUALCOMM	36,055	2,823,107
Rambus*	114,452	1,600,039
Sierra Wireless*	37,913	293,447
Silicon Laboratories*	45,338	4,020,574
Skyworks Solutions	103,266	10,345,187
		53,025,870

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Internet of Things ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$97,333,377
TOTAL COMMON STOCK		143,397,195
(Cost $136,869,967)
SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
1.460%
(Cost $527,982)	527,982	527,982
REPURCHASE AGREEMENT(B) — 3.2%
RBC Capital Markets
1.550%, dated 02/29/20, to be repurchased
on 03/02/20, repurchase price $4,627,206
(collateralized by U.S. Treasury Obligations,
ranging in par value $875,746 - $971,626,
2.125%, 12/31/2022, with a total market
value of $4,707,265)
(Cost $4,626,609)	$4,626,609	4,626,609
TOTAL INVESTMENTS — 103.5%
(Cost $142,024,558)		$148,551,786

Percentages are based on Net Assets of $143,506,876.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $4,955,908.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2020, was $5,154,591.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2020.

Cl — Class

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Internet of Things ETF

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$133,711,199	$9,685,996	$—	$143,397,195
Short-Term Investment	527,982	—	—	527,982
Repurchase Agreement	—	4,626,609	—	4,626,609
Total Investments in Securities	$134,239,181	$14,312,605	$—	$148,551,786

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA— 3.7%
Information Technology — 3.7%
Xero*	335,306	$15,922,273
CHINA— 3.3%
Consumer Discretionary — 1.7%
Alibaba Group Holding ADR*	36,369	7,564,752
Information Technology — 1.6%
21Vianet Group ADR*	357,904	5,361,402
Kingsoft*	509,200	1,646,575
		7,007,977
TOTAL CHINA		14,572,729
UNITED STATES— 93.1%
Communication Services — 6.0%
Alphabet, Cl A*	4,144	5,549,852
Netflix*	55,412	20,448,690
		25,998,542
Consumer Discretionary — 2.0%
Amazon.com*	4,504	8,484,410
Information Technology — 79.2%
2U*	272,751	6,412,376
Akamai Technologies*	184,132	15,929,259
Anaplan*	337,505	15,167,475
Benefitfocus*	140,561	1,754,201
Box, Cl A*	637,056	10,670,688
Cornerstone OnDemand*	261,658	10,735,828
Coupa Software*	115,852	17,348,837
Dropbox, Cl A*	803,690	15,720,176
Everbridge*	144,669	15,285,727
International Business Machines	12,239	1,592,906
LogMeIn*	210,484	17,940,604
Microsoft	55,517	8,994,309

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Mimecast*	267,056	$10,572,747
Paycom Software*	75,286	21,279,587
Paylocity Holding*	155,267	20,110,182
Proofpoint*	138,088	14,727,085
Qualys*	169,211	13,567,338
RealPage*	263,065	16,862,467
salesforce.com*	101,785	17,344,164
Shopify, Cl A*	50,817	23,544,025
SPS Commerce*	150,119	7,896,259
Twilio, Cl A*	164,971	18,582,333
Workday, Cl A*	98,254	17,022,506
Workiva, Cl A*	161,361	6,896,569
Zscaler*	362,195	18,830,518
		344,788,166
Real Estate — 5.9%
CoreSite Realty ‡	28,450	2,951,119
CyrusOne ‡	88,578	5,366,055
Digital Realty Trust ‡	125,357	15,056,629
QTS Realty Trust, Cl A ‡	42,493	2,386,832
		25,760,635
TOTAL UNITED STATES		405,031,753
TOTAL COMMON STOCK
(Cost $430,115,212)		435,526,755
TOTAL INVESTMENTS — 100.1%
(Cost $430,115,212)		$435,526,755

Percentages are based on Net Assets of $435,283,047.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of February 29, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Cloud Computing ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 0.3%
Information Technology — 0.3%
Xero*	2,572	$122,133
CANADA— 0.7%
Information Technology — 0.7%
BlackBerry*	21,456	110,928
Open Text	4,921	206,027
TOTAL CANADA		316,955
CHINA— 8.0%
Communication Services — 4.9%
Baidu ADR*	5,007	600,740
Tencent Holdings	28,940	1,433,436
Tencent Music Entertainment Group ADR*	10,820	131,247
		2,165,423
Consumer Discretionary — 3.1%
Alibaba Group Holding ADR*	6,603	1,373,424
TOTAL CHINA		3,538,847
GERMANY— 4.0%
Industrials — 2.6%
Siemens	11,255	1,152,241
Information Technology — 1.4%
Infineon Technologies	22,809	470,877
Software	3,873	125,502
		596,379
TOTAL GERMANY		1,748,620
HONG KONG— 3.2%
Consumer Discretionary — 3.2%
Meituan Dianping, Cl B*	108,900	1,382,028

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 0.5%
Industrials — 0.5%
Toshiba	8,310	$225,344
SOUTH KOREA— 3.8%
Information Technology — 3.8%
Samsung Electronics	27,652	1,234,037
SK Hynix	5,665	410,007
TOTAL SOUTH KOREA		1,644,044
SWEDEN— 0.8%
Information Technology — 0.8%
Hexagon, Cl B	6,409	338,857
SWITZERLAND— 1.0%
Information Technology — 1.0%
STMicroelectronics	16,607	444,741
TAIWAN— 0.8%
Information Technology — 0.8%
Macronix International	107,800	117,485
Phison Electronics	11,990	132,058
Winbond Electronics	222,600	117,624
TOTAL TAIWAN		367,167
UNITED KINGDOM— 1.6%
Industrials — 1.3%
Experian	16,568	548,316
Information Technology — 0.3%
Computacenter	6,173	130,336
TOTAL UNITED KINGDOM		678,652
UNITED STATES— 75.3%
Communication Services — 11.4%
Alphabet, Cl A*	975	1,305,769
Facebook, Cl A*	6,585	1,267,415

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Netflix*	4,137	$1,526,677
Snap, Cl A*	20,749	294,013
Twitter*	14,155	469,946
Yelp, Cl A*	3,978	124,392
		4,988,212
Consumer Discretionary — 4.5%
Amazon.com*	768	1,446,720
eBay	14,835	513,884
		1,960,604
Industrials — 7.6%
Nielsen Holdings	6,688	121,788
Northrop Grumman	3,100	1,019,404
Thomson Reuters	9,122	679,407
Uber Technologies*	31,363	1,062,265
Verisk Analytics, Cl A	2,988	463,469
		3,346,333
Information Technology — 51.8%
Adobe*	4,113	1,419,479
Advanced Micro Devices*	20,487	931,749
Ambarella*	2,354	139,945
Anaplan*	2,513	112,934
Cisco Systems	29,533	1,179,253
Cloudera*	12,491	111,170
Cornerstone OnDemand*	2,421	99,334
Crowdstrike Holdings, Cl A*	2,323	138,544
DXC Technology	4,650	112,111
Envestnet*	2,044	154,281
Fair Isaac*	527	198,168
FireEye*	8,690	115,012
Fortinet*	3,117	318,121
Genpact	3,451	132,725

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Hewlett Packard Enterprise	23,557	$301,294
HubSpot*	777	139,433
Intel	22,847	1,268,465
International Business Machines	10,125	1,317,769
Juniper Networks	6,076	128,933
Lattice Semiconductor*	6,355	114,072
LivePerson*	3,335	88,244
LogMeIn	1,657	141,234
Microchip Technology	4,339	393,591
Micron Technology*	8,082	424,790
Microsoft	8,676	1,405,599
NetApp	4,153	194,028
NortonLifeLock	11,355	216,086
Nuance Communications*	7,218	156,053
NVIDIA	5,721	1,545,070
Oracle	26,317	1,301,639
Pegasystems	1,626	147,153
PROS Holdings*	2,217	101,516
PTC*	2,100	158,655
Pure Storage, Cl A*	7,424	113,290
QUALCOMM	15,728	1,231,502
salesforce.com*	7,864	1,340,026
Seagate Technology	4,784	229,393
ServiceNow*	3,468	1,130,880
Shopify, Cl A*	1,892	876,583
Splunk*	2,844	419,007
StoneCo, Cl A*	3,241	129,283
Synopsys*	2,744	378,480
Teradata*	5,367	107,018
Trade Desk, Cl A*	724	207,969
Twilio, Cl A*	2,269	255,580
Verint Systems*	2,450	134,456

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Wix.com*	1,018	$136,443
Workday, Cl A*	3,046	527,720
Xilinx	4,584	382,718
Zebra Technologies, Cl A*	981	206,962
Zendesk*	2,039	161,713
		22,675,473
TOTAL UNITED STATES		32,970,622
TOTAL COMMON STOCK
(Cost $42,347,424)		43,778,010
TOTAL INVESTMENTS — 100.0%
(Cost $42,347,424)		$43,778,010

Percentages are based on Net Assets of $43,767,364.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$43,410,843	$367,167	$—	$43,778,010
Total Investments in Securities	$43,410,843	$367,167	$—	$43,778,010

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA— 1.1%
Materials — 1.1%
Orocobre*	64,122	$111,625
Pilbara Minerals*	620,308	99,986
TOTAL AUSTRALIA		211,611
BELGIUM— 0.9%
Materials — 0.9%
Umicore	4,135	171,556
CANADA— 0.8%
Materials — 0.8%
Lundin Mining	29,777	151,952
CHILE— 0.9%
Materials — 0.9%
Sociedad Quimica y Minera de Chile ADR	5,769	157,955
CHINA— 2.2%
Communication Services — 1.5%
Baidu ADR*	2,255	270,555
Materials — 0.7%
China Molybdenum, Cl H	370,772	138,450
TOTAL CHINA		409,005
FRANCE— 0.7%
Consumer Discretionary — 0.7%
Renault	4,385	127,619
GERMANY— 3.6%
Consumer Discretionary — 3.6%
Bayerische Motoren Werke	3,274	211,932
Continental	1,688	188,423
Daimler	6,547	269,972
TOTAL GERMANY		670,327

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 3.2%
Consumer Discretionary — 2.0%
BYD, Cl H (A)	31,100	$190,358
Geely Automobile Holdings	99,600	177,139
		367,497
Materials — 1.2%
Ganfeng Lithium, Cl H	57,400	222,808
TOTAL HONG KONG		590,305
ITALY— 1.1%
Consumer Discretionary — 1.1%
Fiat Chrysler Automobiles	16,079	198,557
JAPAN— 7.6%
Consumer Discretionary — 6.8%
Denso	5,302	207,430
Honda Motor	11,426	296,547
Nissan Motor	37,704	162,051
Toyota Motor	8,840	584,088
		1,250,116
Industrials — 0.8%
GS Yuasa	7,860	138,961
TOTAL JAPAN		1,389,077
NETHERLANDS— 3.1%
Consumer Discretionary — 0.8%
TomTom	15,282	153,278
Information Technology — 1.4%
NXP Semiconductors	2,336	265,580
Materials — 0.9%
APERAM	5,457	161,486
TOTAL NETHERLANDS		580,344

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA— 1.1%
Communication Services — 1.1%
Yandex, Cl A*	4,890	$198,583
SOUTH KOREA— 4.0%
Consumer Discretionary — 1.1%
Hyundai Motor	2,193	207,653
Information Technology — 2.9%
Samsung Electronics	11,985	534,860
TOTAL SOUTH KOREA		742,513
UNITED KINGDOM— 0.9%
Materials — 0.9%
Johnson Matthey	5,083	163,027
UNITED STATES— 67.3%
Communication Services — 3.1%
Alphabet, Cl A*	435	582,574
Consumer Discretionary — 14.3%
American Axle & Manufacturing Holdings*	18,437	116,706
Aptiv	2,846	222,301
Autoliv	2,438	162,688
BorgWarner	4,764	150,542
Dana	10,693	153,765
Ford Motor	32,988	229,597
General Motors	9,888	301,584
Gentherm*	3,689	150,438
Harley-Davidson	5,245	159,815
Lear	1,446	160,795
Tesla*	831	555,100
Veoneer* (A)	12,432	153,038
Visteon*	1,985	129,104
		2,645,473

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 13.3%
Ballard Power Systems* (A)	16,586	$147,616
Bloom Energy, Cl A* (A)	17,729	160,802
EnerSys	2,357	145,144
General Electric	47,708	519,063
Honeywell International	2,300	372,991
Hyster-Yale Materials Handling	2,710	130,460
ITT	2,622	157,713
Johnson Controls International	7,095	259,464
Plug Power* (A)	42,145	182,909
WABCO Holdings*	1,420	191,842
Westinghouse Air Brake Technologies	2,810	193,047
		2,461,051
Information Technology — 32.0%
Advanced Micro Devices*	7,542	343,010
Ambarella*	2,711	161,169
Apple	1,993	544,806
CEVA*	5,816	165,233
Cisco Systems	13,037	520,567
Cypress Semiconductor	8,519	196,704
II-VI*	4,805	142,660
Intel	10,486	582,183
Maxim Integrated Products	3,711	206,406
Micron Technology*	7,203	378,590
Microsoft	3,841	622,280
NVIDIA	2,518	680,036
ON Semiconductor*	8,033	149,896
QUALCOMM	6,280	491,724
Rogers*	1,283	148,828
Texas Instruments	3,179	362,851
Xilinx	2,641	220,497
		5,917,440

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — 4.6%
Albemarle	2,529	$206,999
Allegheny Technologies*	9,166	156,647
Carpenter Technology	3,620	133,035
Freeport-McMoRan Copper & Gold	18,160	180,873
Livent*	20,270	181,011
		858,565
TOTAL UNITED STATES		12,465,103
TOTAL COMMON STOCK
(Cost $19,729,448)		18,227,534
PREFERRED STOCK — 1.3%
GERMANY— 1.3%
Consumer Discretionary — 1.3%
Volkswagen (B)
(Cost $313,919)	1,517	247,587
TOTAL GERMANY		247,587
SHORT-TERM INVESTMENT(C)(D) — 0.3%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
1.460%
(Cost $49,873)	49,873	49,873

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 2.4%
RBC Capital Markets
1.550%, dated 02/29/20, to be repurchased
on 03/02/20, repurchase price $437,088
(collateralized by U.S. Treasury Obligations,
ranging in par value $82,723 - $91,780,
2.125%, 12/31/2022, with a total market
value of $444,649)
(Cost $437,031)	$437,031	$437,031
TOTAL INVESTMENTS — 102.5%
(Cost $20,530,271)		$18,962,025

Percentages are based on Net Assets of $18,500,524.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $480,884.
(B)	There is currently no stated rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2020, was $486,904.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2020.

Cl — Class

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,227,534	$—	$—	$18,227,534
Preferred Stock	247,587	—	—	247,587
Short-Term Investment	49,873	—	—	49,873
Repurchase Agreement	—	437,031	—	437,031
Total Investments in Securities	$18,524,994	$437,031	$—	$18,962,025

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 99.9%
HONG KONG— 3.8%
Health Care — 3.8%
Genscript Biotech*	354,618	$738,081
UNITED STATES— 96.1%
Health Care — 96.1%
Adverum Biotechnologies*	20,464	251,912
Agilent Technologies	10,713	825,651
Alnylam Pharmaceuticals*	8,950	1,053,057
Arrowhead Pharmaceuticals*	20,262	716,464
BioMarin Pharmaceutical*	11,641	1,051,997
Bluebird Bio*	9,323	674,333
Blueprint Medicines*	10,356	560,570
CRISPR Therapeutics*	11,418	610,292
Dicerna Pharmaceuticals*	20,549	405,637
Editas Medicine*	18,778	416,496
Fluidigm*	26,885	89,258
Gilead Sciences	6,025	417,894
Homology Medicines*	11,082	177,312
Illumina*	2,569	682,506
Intellia Therapeutics*	14,755	196,979
Invitae*	35,711	727,790
NanoString Technologies*	13,823	492,928
Natera*	21,523	815,829
Pacific Biosciences of California*	54,667	185,868
ProQR Therapeutics*	14,887	105,549
PTC Therapeutics*	21,207	1,162,992
QIAGEN*	28,537	1,024,479
REGENXBIO*	13,108	524,320
Rocket Pharmaceuticals*	18,582	362,163
Sangamo Therapeutics*	45,539	388,448
Sarepta Therapeutics*	9,551	1,093,303
Solid Biosciences*	10,843	35,782

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sorrento Therapeutics*	41,574	$90,216
Ultragenyx Pharmaceutical*	19,514	1,094,345
uniQure*	12,961	666,973
Veracyte*	17,921	442,470
Vertex Pharmaceuticals*	4,216	944,510
Voyager Therapeutics*	9,254	100,869
WaVe Life Sciences*	10,030	84,653
ZIOPHARM Oncology*	69,275	214,060
TOTAL UNITED STATES		18,687,905
TOTAL COMMON STOCK
(Cost $19,569,898)		19,425,986
TOTAL INVESTMENTS — 99.9%
(Cost $19,569,898)		$19,425,986

Percentages are based on Net Assets of $19,438,263.

*	Non-income producing security.

As of February 29, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 17.1%
Communication Services — 17.1%
Bilibili ADR*	85,258	$2,189,425
DouYu International Holdings ADR	134,180	1,042,579
JOYY ADR*	26,638	1,437,653
NetEase ADR	7,400	2,358,454
TOTAL CHINA		7,028,111
FRANCE— 5.1%
Communication Services — 5.1%
Ubisoft Entertainment*	28,129	2,081,936
HONG KONG— 0.7%
Communication Services — 0.7%
IGG	394,800	287,245
JAPAN— 25.4%
Communication Services — 25.4%
Aeria	15,080	85,420
Akatsuki	2,986	114,330
Capcom	54,300	1,479,010
DeNA	50,080	644,891
Gumi*	18,050	99,567
GungHo Online Entertainment	30,872	488,560
KLab	15,600	88,077
Konami Holdings	42,493	1,534,420
Nexon	135,200	2,152,120
Nintendo	6,649	2,235,751
Square Enix Holdings	36,980	1,491,336
TOTAL JAPAN		10,413,482
SINGAPORE— 5.2%
Communication Services — 5.2%
Sea ADR*	47,080	2,121,425

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 10.9%
Communication Services — 10.9%
Com2uSCorp	3,198	$256,999
Gravity ADR	3,542	97,405
HUYA ADR*	24,993	495,111
NCSoft	3,558	1,901,311
Neowiz*	9,215	126,711
Netmarble*	11,198	816,915
Nexon GT*	20,051	91,959
Pearl Abyss*	3,349	488,631
Webzen*	9,200	109,839
Wemade	4,011	99,738
TOTAL SOUTH KOREA		4,484,619
SWEDEN— 4.1%
Communication Services — 4.1%
Embracer Group, Cl B	124,893	1,194,426
Stillfront Group*	11,500	499,969
TOTAL SWEDEN		1,694,395
TAIWAN— 0.8%
Communication Services — 0.8%
Chinese Gamer International*	45,000	107,895
Gamania Digital Entertainment	64,600	122,247
X-Legend Entertainment	45,200	110,464
TOTAL TAIWAN		340,606
UNITED KINGDOM— 1.1%
Information Technology — 1.1%
Keywords Studios	23,820	466,420
UNITED STATES— 29.5%
Communication Services — 22.6%
Activision Blizzard	42,329	2,460,584
Electronic Arts*	22,949	2,326,340

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Video Games & Esports ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Communication Services — continued
Glu Mobile*	51,424	$366,139
Take-Two Interactive Software*	19,932	2,142,291
Zynga, Cl A*	291,452	1,955,643
		9,250,997
Information Technology — 6.9%
NVIDIA	10,399	2,808,458
TOTAL UNITED STATES		12,059,455
TOTAL COMMON STOCK
(Cost $42,649,519)		40,977,694
U.S. TREASURY OBLIGATION — 4.9%
United States Treasury Bill
1.450%, 03/05/20(A)
(Cost $1,999,678)	$2,000,000	1,999,756
TOTAL INVESTMENTS — 104.8%
(Cost $44,649,197)		$42,977,450

Percentages are based on Net Assets of $41,027,596.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,637,088	$340,606	$—	$40,977,694
U.S. Treasury Obligation	—	1,999,756	—	1,999,756
Total Investments in Securities	$40,637,088	$2,340,362	$—	$42,977,450

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 99.9%
ISRAEL— 1.8%
Information Technology — 1.8%
RADWARE*	4,458	$101,286
JAPAN— 7.7%
Information Technology — 7.7%
Digital Arts	1,360	64,429
FFRI*	650	12,564
Trend Micro	7,010	348,989
TOTAL JAPAN		425,982
SOUTH KOREA— 0.8%
Information Technology — 0.8%
Ahnlab	949	41,883
UNITED KINGDOM— 4.5%
Information Technology — 4.5%
Avast	49,784	250,414
UNITED STATES— 85.1%
Information Technology — 85.1%
A10 Networks*	7,281	48,856
Check Point Software Technologies*	3,170	329,046
Crowdstrike Holdings, Cl A*	1,968	117,372
CyberArk Software*	2,631	275,466
FireEye*	16,868	223,248
ForeScout Technologies*	4,397	143,078
Fortinet*	4,371	446,105
Mimecast*	5,900	233,581
MobileIron*	10,398	42,112
NortonLifeLock	15,574	296,373
Okta, Cl A*	3,268	418,500
OneSpan*	3,828	63,200
Palo Alto Networks*	1,567	289,300
Proofpoint*	2,316	247,001

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Qualys*	3,132	$251,124
Rapid7*	4,650	215,295
SailPoint Technologies Holding*	8,485	214,840
Tenable Holdings*	9,224	226,172
Tufin Software Technologies*	3,222	37,697
Varonis Systems*	2,888	231,675
VirnetX Holding*	6,521	36,583
Zix*	5,267	41,504
Zscaler*	6,077	315,943
TOTAL UNITED STATES		4,744,071
TOTAL COMMON STOCK
(Cost $6,078,146)		5,563,636
TOTAL INVESTMENTS — 99.9%
(Cost $6,078,146)		$5,563,636

Percentages are based on Net Assets of $5,571,858.

*	Non-income producing security.

Cl — Class

As of February 29, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — 100.0%
GERMANY— 0.1%
Communication Services — 0.1%
Trivago ADR*	53,465	$97,306
UNITED STATES— 99.9%
Communication Services — 24.0%
Alphabet, Cl A*	1,818	2,434,758
Cargurus, Cl A*	7,006	178,583
Cars.com*	9,912	90,001
Facebook, Cl A*	12,334	2,373,925
IAC*	5,794	1,181,628
iHeartMedia*	14,797	223,583
Live Nation Entertainment*	15,655	951,354
Match Group* (A)	5,045	327,925
Netflix*	6,023	2,222,667
Snap, Cl A*	77,561	1,099,039
Spotify Technology*	13,434	1,842,070
TripAdvisor	9,218	216,162
TrueCar*	34,958	91,940
Twitter*	57,147	1,897,280
Walt Disney	18,721	2,202,526
Yelp, Cl A*	6,372	199,252
Zillow Group, Cl A*	6,267	348,884
Zynga, Cl A*	68,401	458,971
		18,340,548
Consumer Discretionary — 38.9%
Amazon.com*	1,187	2,236,011
AutoNation*	6,616	282,702
Bed Bath & Beyond	11,765	127,180
Booking Holdings*	1,214	2,058,531
Bright Horizons Family Solutions*	4,334	681,088
Capri Holdings*	11,077	286,008
CarMax*	12,437	1,085,874

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Carter's	3,337	$305,235
Carvana, Cl A*	3,384	280,567
Chegg*	8,386	328,815
Children's Place Retail Stores	2,239	128,966
Chipotle Mexican Grill, Cl A*	2,062	1,595,122
Columbia Sportswear	5,038	409,589
Designer Brands, Cl A	10,081	136,194
Dick's Sporting Goods	5,566	202,658
eBay	58,142	2,014,039
Etsy*	8,833	510,636
Expedia Group	11,763	1,160,067
GoPro, Cl A* (A)	33,925	128,745
Graham Holdings, Cl B	316	158,910
Groupon, Cl A*	64,134	85,940
Grubhub*	6,700	322,337
Home Depot	11,001	2,396,459
K12*	6,250	124,250
Kontoor Brands	3,657	123,387
L Brands	20,246	438,528
Laureate Education, Cl A*	14,480	270,776
Lowe's	19,275	2,054,137
Lululemon Athletica*	9,171	1,993,867
NIKE, Cl B	25,844	2,309,938
Planet Fitness, Cl A*	6,171	416,481
Starbucks	29,062	2,279,332
Strategic Education	1,681	247,746
Under Armour, Cl A*	13,562	192,445
VF	24,544	1,767,168
Wayfair, Cl A*	4,702	297,213
WW International*	10,563	316,890
		29,753,831

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 3.5%
Costco Wholesale	8,933	$2,511,424
Sprouts Farmers Market*	10,592	169,260
		2,680,684
Financials — 1.4%
Blucora*	6,577	114,440
LendingClub*	13,838	152,356
LendingTree*	941	259,547
Nelnet, Cl A	3,997	212,241
SLM	31,485	326,499
		1,065,083
Industrials — 4.6%
Avis Budget Group*	6,570	212,704
Lyft, Cl A*	18,135	691,306
Uber Technologies*	77,172	2,613,816
		3,517,826
Information Technology — 16.9%
2U*	4,524	106,359
Apple	10,935	2,989,192
Fiserv*	25,290	2,765,715
Fitbit, Cl A*	38,070	243,267
Instructure*	5,010	244,288
Intuit	8,463	2,249,888
PayPal Holdings*	20,395	2,202,456
Pluralsight, Cl A*	7,506	133,832
Square, Cl A*	24,334	2,027,752
		12,962,749
Real Estate — 10.6%
American Campus Communities ‡	10,130	440,047
AvalonBay Communities ‡	10,846	2,175,599
Camden Property Trust ‡	7,354	779,377
Equity Residential ‡	28,729	2,157,548

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Millennials Thematic ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
Independence Realty Trust ‡	20,244	$268,435
Investors Real Estate Trust ‡	3,760	264,892
Invitation Homes ‡	38,706	1,110,475
UDR ‡	20,868	938,643
		8,135,016
TOTAL UNITED STATES		76,455,737
TOTAL COMMON STOCK
(Cost $78,789,944)		76,553,043
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
1.460%
(Cost $46,984)	46,984	46,984
REPURCHASE AGREEMENT(B) — 0.5%
RBC Capital Markets
1.550%, dated 02/29/20, to be repurchased
on 03/02/20, repurchase price $411,769
(collateralized by U.S. Treasury Obligations,
ranging in par value $77,931 - $86,463,
2.125%, 12/31/2022, with a total market
value of $418,890)
(Cost $411,715)	$411,715	411,715
TOTAL INVESTMENTS — 100.6%
(Cost $79,248,643)		$77,011,742

Percentages are based on Net Assets of $76,586,573.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $428,100.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2020, was $458,699.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2020.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Millennials Thematic ETF

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$76,553,043	$—	$—	$76,553,043
Short-Term Investment	46,984	—	—	46,984
Repurchase Agreement	—	411,715	—	411,715
Total Investments in Securities	$76,600,027	$411,715	$—	$77,011,742

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 0.7%
Health Care — 0.7%
Cochlear	1,237	$165,564
BELGIUM— 1.6%
Health Care — 1.6%
UCB	4,166	382,384
CANADA— 0.2%
Health Care — 0.2%
Chartwell Retirement Residences	6,258	60,746
CHINA— 0.8%
Health Care — 0.8%
BeiGene ADR*	1,277	202,213
DENMARK— 6.6%
Health Care — 6.6%
Demant*	5,424	164,638
Genmab*	1,321	295,534
GN Store Nord	3,123	172,145
H Lundbeck	4,265	146,071
Novo Nordisk, Cl B	14,424	839,173
TOTAL DENMARK		1,617,561
FRANCE— 2.0%
Health Care — 2.0%
BioMerieux	2,537	232,278
Korian	1,918	86,717
Orpea	1,386	177,366
TOTAL FRANCE		496,361
GERMANY— 2.0%
Health Care — 2.0%
Fresenius Medical Care & KGaA	6,594	502,098

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 0.2%
Health Care — 0.2%
Luye Pharma Group	72,847	$44,402
IRELAND— 0.4%
Health Care — 0.4%
Amarin ADR*	6,300	92,421
ITALY— 0.6%
Health Care — 0.6%
Amplifon	4,859	137,491
JAPAN— 8.5%
Health Care — 8.5%
Chugai Pharmaceutical	11,542	1,253,552
Kissei Pharmaceutical	3,003	72,803
Miraca Holdings	3,072	76,469
Mochida Pharmaceutical	1,470	51,719
Nipro	5,975	63,702
Terumo	16,246	523,836
Toho Holdings	2,983	56,416
TOTAL JAPAN		2,098,497
NEW ZEALAND— 0.4%
Health Care — 0.4%
Ryman Healthcare	10,443	98,779
SOUTH KOREA— 1.7%
Health Care — 1.7%
Celltrion*	2,877	402,709
Helixmith*	433	22,140
TOTAL SOUTH KOREA		424,849
SWEDEN— 0.6%
Health Care — 0.6%
Attendo	14,649	73,222

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Elekta, Cl B	7,885	$82,306
TOTAL SWEDEN		155,528
SWITZERLAND— 2.6%
Health Care — 2.6%
Sonova Holding	1,401	332,610
Straumann Holding	339	315,552
TOTAL SWITZERLAND		648,162
TAIWAN— 0.2%
Health Care — 0.2%
OBI Pharma*	13,808	51,986
UNITED KINGDOM— 2.0%
Consumer Discretionary — 0.3%
McCarthy & Stone	44,614	76,361
Health Care — 1.7%
Smith & Nephew	18,738	416,214
TOTAL UNITED KINGDOM		492,575
UNITED STATES— 68.8%
Health Care — 61.4%
AbbVie	8,894	762,305
ABIOMED*	967	145,301
ACADIA Pharmaceuticals*	3,088	131,981
Aerie Pharmaceuticals*	1,581	27,668
Agios Pharmaceuticals*	1,231	58,448
Align Technology*	1,713	374,034
Alkermes*	3,217	67,042
Amedisys*	688	119,719
Amgen	3,805	759,973
Becton Dickinson	2,925	695,624
Biogen Idec*	3,071	947,066
Bluebird Bio*	1,132	81,878

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Blueprint Medicines*	1,035	$56,025
Boston Scientific*	19,233	719,121
Bristol-Myers Squibb	16,079	949,626
Brookdale Senior Living*	10,831	71,160
Clovis Oncology*	2,863	21,558
DaVita*	3,566	276,793
DENTSPLY SIRONA	4,783	235,515
DexCom*	1,928	532,128
Edwards Lifesciences*	3,907	800,309
Ensign Group	1,370	60,965
Exact Sciences*	3,181	257,502
Exelixis*	6,475	120,370
FibroGen*	1,753	73,275
Five Star Senior Living*	552	2,616
Glaukos*	924	40,638
Halozyme Therapeutics*	4,341	84,953
Incyte*	4,588	345,981
Inogen*	792	36,258
Insulet*	1,271	241,452
Integer Holdings*	920	82,956
Integra LifeSciences Holdings*	1,831	95,395
Ionis Pharmaceuticals*	2,969	150,766
Lexicon Pharmaceuticals*	11,338	31,463
LHC Group*	676	82,107
LivaNova*	1,065	74,252
Medtronic	8,325	838,077
Merit Medical Systems*	1,141	41,087
Myriad Genetics*	2,191	38,605
National HealthCare	995	73,839
Natus Medical*	2,902	78,006
Novocure*	2,037	148,192
NuVasive*	1,310	86,211

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pennant Group*	686	$18,639
Puma Biotechnology*	2,010	21,618
Quest Diagnostics	2,884	305,877
Radius Health*	3,363	70,825
Regeneron Pharmaceuticals*	1,807	803,338
Sage Therapeutics*	1,088	51,136
Seattle Genetics*	3,448	392,589
Spectrum Pharmaceuticals*	6,584	18,830
Stryker	3,762	717,000
Varian Medical Systems*	1,945	239,177
Vertex Pharmaceuticals*	3,876	868,340
Wright Medical Group*	2,576	77,924
Zimmer Biomet Holdings	4,359	593,478
		15,097,011
Real Estate — 7.4%
Diversified Healthcare Trust ‡	8,156	51,301
Healthpeak Properties ‡	10,238	323,930
LTC Properties ‡	1,538	68,949
National Health Investors ‡	907	74,129
Omega Healthcare Investors ‡	4,439	175,784
Sabra Health Care ‡	3,730	72,922
Ventas ‡	7,651	411,394
Welltower ‡	8,515	637,093
		1,815,502
TOTAL UNITED STATES		16,912,513
TOTAL COMMON STOCK
(Cost $22,190,315)		24,584,130
TOTAL INVESTMENTS — 99.9%
(Cost $22,190,315)		$24,584,130

Percentages are based on Net Assets of $24,599,358.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Longevity Thematic ETF

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$24,532,144	$51,986	$—	$24,584,130
Total Investments in Securities	$24,532,144	$51,986	$—	$24,584,130

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 0.4%
Consumer Staples — 0.4%
Blackmores	1,775	$73,621
CANADA— 2.1%
Consumer Discretionary — 2.1%
Gildan Activewear	15,435	373,816
CHINA— 3.4%
Consumer Discretionary — 3.4%
Li Ning	228,757	601,757
FRANCE— 2.9%
Consumer Staples — 2.9%
Danone	7,319	512,283
GERMANY— 7.6%
Consumer Discretionary — 7.6%
adidas	2,231	614,011
Puma	9,524	723,948
TOTAL GERMANY		1,337,959
HONG KONG— 6.2%
Consumer Discretionary — 6.2%
ANTA Sports Products	85,336	686,034
Yue Yuen Industrial Holdings	168,779	406,730
TOTAL HONG KONG		1,092,764
IRELAND— 1.9%
Consumer Staples — 1.9%
Glanbia	28,697	332,561
ITALY— 1.2%
Consumer Discretionary — 1.2%
Technogym	21,175	219,689

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 14.7%
Consumer Discretionary — 10.1%
ABC-Mart	8,657	$494,388
Asics	19,857	213,362
Descente	7,910	108,165
Goldwin	5,018	306,109
Shimano	3,626	508,275
Tosho	3,924	57,187
Xebio Holdings	5,193	47,325
Yonex	9,991	50,759
		1,785,570
Consumer Staples — 3.5%
Ariake Japan	3,415	217,820
Yakult Honsha	8,706	398,314
		616,134
Health Care — 1.1%
Tsumura	7,953	185,507
TOTAL JAPAN		2,587,211
NETHERLANDS— 1.1%
Consumer Discretionary — 1.1%
Basic-Fit*	5,770	192,361
SOUTH KOREA— 1.8%
Consumer Discretionary — 1.8%
Fila Holdings	6,398	202,292
Youngone	4,556	118,167
TOTAL SOUTH KOREA		320,459
TAIWAN— 6.5%
Consumer Discretionary — 6.5%
Feng TAY Enterprise	76,719	433,262
Giant Manufacturing	38,226	207,671

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Merida Industry	30,788	$150,485
Pou Chen	307,886	346,733
TOTAL TAIWAN		1,138,151
UNITED KINGDOM— 6.1%
Consumer Discretionary — 6.1%
Frasers Group*	54,894	269,106
JD Sports Fashion	86,303	812,431
TOTAL UNITED KINGDOM		1,081,537
UNITED STATES— 44.0%
Consumer Discretionary — 22.6%
Columbia Sportswear	5,551	451,296
Dick's Sporting Goods	7,394	269,216
Foot Locker	9,301	337,161
Kontoor Brands	898	30,299
Lululemon Athletica*	3,393	737,672
NIKE, Cl B	6,696	598,488
Planet Fitness, Cl A*	8,042	542,755
Under Armour, Cl A*	19,639	278,677
VF	6,368	458,496
WW International*	7,060	211,800
Zumiez*	2,620	69,509
		3,985,369
Consumer Staples — 10.4%
Calavo Growers	1,812	131,279
Cal-Maine Foods	4,627	161,436
Hain Celestial Group*	10,972	260,366
Herbalife Nutrition*	10,523	340,525
Medifast	1,223	101,644
Nu Skin Enterprises, Cl A	5,847	143,368
Sanderson Farms	2,316	286,165
Sprouts Farmers Market*	13,035	208,299

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
United Natural Foods*	5,211	$33,715
USANA Health Sciences*	2,464	162,870
		1,829,667
Health Care — 9.0%
DexCom*	4,761	1,314,037
Prestige Consumer Healthcare*	5,467	204,247
Tivity Health*	4,869	61,690
		1,579,974
Industrials — 1.2%
Healthcare Services Group	7,824	215,473
Information Technology — 0.8%
Fitbit, Cl A*	23,453	149,865
TOTAL UNITED STATES		7,760,348
TOTAL COMMON STOCK
(Cost $20,262,928)		17,624,517
TOTAL INVESTMENTS — 99.9%
(Cost $20,262,928)		$17,624,517

*	Non-income producing security.

Cl — Class

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,486,366	$1,138,151	$—	$17,624,517
Total Investments in Securities	$16,486,366	$1,138,151	$—	$17,624,517

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA— 0.3%
Consumer Staples — 0.3%
Elixinol Global * (A)	106,872	$25,151
CANADA— 69.9%
Consumer Discretionary — 1.6%
Namaste Technologies*	493,246	124,933
Financials — 3.1%
Canopy Rivers*	245,238	166,251
Fire & Flower Holdings*	194,231	81,029
		247,280
Health Care — 65.2%
Aleafia Health*	476,295	177,411
Aphria * (A)	172,748	625,437
Auxly Cannabis Group * (A)	947,663	296,509
Canopy Growth * (A)	35,883	672,831
Charlottes Web Holdings*	111,501	678,633
Cronos Group * (A)	112,207	651,166
Green Organic Dutchman Holdings * (A)	545,974	176,928
HEXO * (A)	362,293	394,046
Khiron Life Sciences*	152,250	74,858
MediPharm Labs*	201,518	376,809
Organigram Holdings*	175,843	390,369
PharmaCielo * (A)	119,904	173,288
Supreme Cannabis * (A)	623,338	141,631
Valens Groworks*	175,928	386,626
		5,216,542
TOTAL CANADA		5,588,755
UNITED KINGDOM— 8.9%
Health Care — 8.9%
GW Pharmaceuticals ADR*	6,999	716,068

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Cannabis ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES— 20.4%
Health Care — 20.4%
Aurora Cannabis * (A)	427,774	$573,217
cbdMD*	34,628	35,321
Corbus Pharmaceuticals Holdings*	70,280	333,127
Sundial Growers * (A)	116,615	165,593
Tilray, Cl 2 * (A)	25,924	374,083
Zynerba Pharmaceuticals*	36,102	153,795
TOTAL UNITED STATES		1,635,136
TOTAL COMMON STOCK
(Cost $11,092,816)		7,965,110

SHORT-TERM INVESTMENT(B)(C) — 3.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $248,499)	248,499	248,499

REPURCHASE AGREEMENT(B) — 27.2%
RBC Capital Markets
1.550%, dated 02/29/20, to be repurchased on 03/02/20, repurchase price $2,177,837 (collateralized by U.S. Treasury Obligations, ranging in par value $412,178 - $457,304, 2.125%, 12/31/2022, with a total market value of $2,215,515)
(Cost $2,177,555)	$2,177,555	2,177,555
TOTAL INVESTMENTS — 129.8%
(Cost $13,518,870)		$10,391,164
Percentages are based on Net Assets of $8,002,654

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $2,240,788.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Cannabis ETF

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2020, was $2,426,054.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,965,110	$—	$—	$7,965,110
Short-Term Investment	248,499	—	—	248,499
Repurchase Agreement	—	2,177,555	—	2,177,555
Total Investments in Securities	$8,213,609	$2,177,555	$—	$10,391,164

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
Energy — 0.2%
Matrix Service*	26,641	$321,823
Industrials — 70.8%
Acuity Brands	18,887	1,942,717
Advanced Drainage Systems	32,519	1,361,245
AECOM*	74,922	3,366,995
Aegion, Cl A*	25,803	464,712
Altra Industrial Motion	30,735	925,738
Arconic	193,157	5,669,158
Arcosa	23,032	989,455
Argan	13,480	562,520
Astec Industries	13,087	491,417
Atkore International Group*	13,914	513,566
Columbus McKinnon	14,932	464,236
Construction Partners, Cl A*	33,288	566,229
Crane	28,597	1,943,166
CSW Industrials	7,066	465,225
CSX	74,424	5,243,171
Dycom Industries*	12,670	374,525
Eaton	58,260	5,285,347
EMCOR Group	26,768	2,058,995
Emerson Electric	73,511	4,712,790
Exponent	24,701	1,819,229
Fastenal	158,178	5,412,851
Fluor	66,752	622,129
Fortive	73,513	5,084,159
Gibraltar Industries*	10,103	511,919
Gorman-Rupp	15,036	481,002
Granite Construction	20,912	424,932
Greenbrier	21,403	518,595
H&E Equipment Services	18,944	450,109
HD Supply Holdings*	77,336	2,940,315
Herc Holdings*	12,675	464,919

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hubbell, Cl B	25,940	$3,456,246
Insteel Industries	23,122	459,897
Jacobs Engineering Group	59,378	5,482,965
Kansas City Southern	34,211	5,154,913
Lincoln Electric Holdings	29,156	2,387,585
Manitowoc*	37,073	462,300
MasTec*	36,385	1,785,776
MRC Global*	45,690	397,503
Mueller Industries	19,018	532,124
Mueller Water Products, Cl A	46,531	509,514
MYR Group*	17,571	448,236
Norfolk Southern	27,343	4,985,996
Northwest Pipe*	16,057	506,598
NOW*	53,754	474,648
Pentair	80,170	3,157,896
Powell Industries	12,451	416,237
Primoris Services	24,938	473,323
Quanta Services	67,847	2,587,006
RBC Bearings*	11,925	2,041,441
Rexnord	58,117	1,694,692
Rockwell Automation	28,195	5,173,782
SPX*	21,013	881,075
Sterling Construction*	39,085	533,901
Team*	36,887	469,572
Terex	21,181	466,194
Tetra Tech	26,084	2,109,413
Titan Machinery*	42,933	434,053
Trinity Industries	58,423	1,188,908
Tutor Perini*	50,690	735,005
Union Pacific	30,469	4,869,251
United Rentals*	35,855	4,750,070
Valmont Industries	10,255	1,191,836

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Wabash National	45,482	$499,392
WESCO International*	19,864	805,882
Willdan Group*	16,731	514,478
		118,169,074
Information Technology — 4.4%
Anixter International*	16,117	1,571,569
Badger Meter	9,086	547,068
Calix*	64,752	582,768
Trimble*	118,854	4,692,356
		7,393,761
Materials — 22.8%
AK Steel Holding*	191,745	442,931
Alcoa*	88,374	1,225,747
Allegheny Technologies*	60,018	1,025,708
Century Aluminum*	88,620	513,996
Cleveland-Cliffs (A)	76,189	442,658
Commercial Metals	56,499	1,031,672
Eagle Materials	19,886	1,569,602
Forterra*	38,607	522,739
Haynes International	20,484	518,450
Martin Marietta Materials	21,295	4,845,251
Minerals Technologies	9,904	444,392
Nucor	110,215	4,557,390
Reliance Steel & Aluminum	31,794	3,252,208
RPM International	61,903	3,968,601
Ryerson Holding*	51,497	428,970
Steel Dynamics	102,747	2,736,153
Summit Materials, Cl A*	53,466	1,044,726
TimkenSteel*	84,457	428,197
United States Steel (A)	58,577	469,788
US Concrete*	14,566	390,951
Vulcan Materials	40,010	4,811,603

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Westlake Chemical	61,214	$3,420,026
		38,091,759
Utilities — 1.6%
MDU Resources Group	95,552	2,649,657
TOTAL COMMON STOCK
(Cost $182,536,105)		166,626,074

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27 (Cost $1,000)	$1,000	1,010

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.460%
(Cost $63,267)	63,267	63,267

REPURCHASE AGREEMENT(B) — 0.3%
RBC Capital Markets
1.550%, dated 02/29/20, to be repurchased on 03/02/20, repurchase price $554,466 (collateralized by U.S. Treasury Obligations, ranging in par value $104,938 - $116,427, 2.125%, 12/31/2022, with a total market value of $564,058)
(Cost $554,394)	554,394	554,394
TOTAL INVESTMENTS — 100.1%
(Cost $183,154,766)		$167,244,745

Percentages are based on Net Assets of $167,043,320.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $618,414.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X U.S. Infrastructure Development ETF

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2020, was $617,661.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of February 29, 2020.

Cl — Class

The following is a summary of the level of inputs used as of February 29, 2020, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$166,626,074	$—	$—	$166,626,074
Short-Term Investment	63,267	—	—	63,267
Corporate Obligation	—	1,010	—	1,010
Repurchase Agreement	—	554,394	—	554,394
Total Investments in Securities	$166,689,341	$555,404	$—	$167,244,745

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 0.6%
Financials — 0.6%
Toronto-Dominion Bank	10,899	$562,496
UNITED STATES— 99.2%
Communication Services — 5.1%
Alphabet, Cl A*	419	561,146
AT&T	15,980	562,815
Comcast, Cl A	13,800	557,934
Facebook, Cl A*	2,822	543,150
Netflix*	1,742	642,850
Omnicom Group	7,920	548,698
Verizon Communications	10,205	552,703
Walt Disney	4,346	511,307
		4,480,603
Consumer Discretionary — 10.4%
Amazon.com*	331	623,522
Best Buy	6,878	520,321
Booking Holdings*	315	534,133
BorgWarner	15,674	495,298
Choice Hotels International	6,194	565,389
Darden Restaurants	5,252	512,070
eBay	17,399	602,701
General Motors	17,934	546,987
Hasbro	5,883	454,462
Hilton Worldwide Holdings	5,669	551,027
Home Depot	2,652	577,711
Lowe's	5,107	544,253
Marriott International, Cl A	4,365	541,260
NIKE, Cl B	6,177	552,100
Starbucks	6,772	531,128
VF	7,279	524,088

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Whirlpool	4,119	$526,655
		9,203,105
Consumer Staples — 9.5%
Brown-Forman, Cl B	8,643	530,767
Campbell Soup	12,609	568,918
Clorox	3,887	619,666
Coca-Cola	10,668	570,631
Colgate-Palmolive	8,753	591,440
Costco Wholesale	1,982	557,219
Estee Lauder, Cl A	3,042	558,511
General Mills	11,454	561,246
Hershey	3,930	565,881
Hormel Foods	13,026	541,882
Kellogg	8,872	536,490
Kimberly-Clark	4,280	561,493
McCormick	3,540	517,513
PepsiCo	4,305	568,389
Procter & Gamble	4,915	556,525
		8,406,571
Energy — 4.0%
Baker Hughes, Cl A	26,913	433,030
Chevron	5,499	513,277
ConocoPhillips	10,057	486,960
Enbridge	14,988	561,001
Hess	9,549	536,463
Occidental Petroleum	14,572	477,087
ONEOK	8,220	548,438
		3,556,256
Financials — 14.4%
Aflac	11,745	503,273
Allstate	5,224	549,826

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American Express	4,554	$500,621
Bank of America	18,059	514,682
Bank of Hawaii	6,694	498,167
BlackRock, Cl A	1,147	531,072
Capital One Financial	5,898	520,557
Citigroup	7,897	501,144
Comerica	9,506	500,396
Discover Financial Services	8,063	528,772
FactSet Research Systems	2,234	594,223
JPMorgan Chase	4,533	526,327
KeyCorp	31,894	521,467
Moody's	2,407	577,752
Morgan Stanley	11,278	507,848
Northern Trust	6,054	531,299
Pinnacle Financial Partners	10,143	533,928
PNC Financial Services Group	4,089	516,850
Progressive	8,125	594,425
Prudential Financial	6,577	496,235
S&P Global	2,086	554,688
T Rowe Price Group	4,692	553,703
Travelers	4,564	546,813
US Bancorp	11,428	530,716
		12,734,784
Health Care — 15.3%
Abbott Laboratories	6,944	534,896
AbbVie	7,367	631,426
Agilent Technologies	6,970	537,178
Amgen	2,780	555,249
Baxter International	6,778	565,759
Becton Dickinson	2,213	526,296
Biogen Idec*	2,213	682,467
Boston Scientific*	13,971	522,376

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bristol-Myers Squibb	9,590	$566,385
Edwards Lifesciences*	2,669	546,718
Eli Lilly	4,422	557,747
Humana*	1,725	551,448
Illumina*	1,924	511,149
IQVIA Holdings*	3,896	543,454
Johnson & Johnson	4,148	557,823
Merck	7,154	547,710
Mettler-Toledo International*	750	526,275
PerkinElmer	6,163	532,730
Pfizer	15,554	519,815
Regeneron Pharmaceuticals*	1,784	793,112
Thermo Fisher Scientific	1,842	535,654
Vertex Pharmaceuticals*	2,684	601,297
Waters*	2,597	506,129
Zoetis, Cl A	4,592	611,792
		13,564,885
Industrials — 10.5%
3M	3,492	521,146
Caterpillar	4,383	544,544
Cummins	3,638	550,393
Deere	3,618	566,145
Delta Air Lines	10,515	485,057
FedEx	3,992	563,550
Illinois Tool Works	3,532	592,599
Ingersoll-Rand	4,706	607,262
Owens Corning	9,419	532,079
Raytheon	2,677	504,775
Republic Services, Cl A	6,510	587,593
Rockwell Automation	3,080	565,180
Southwest Airlines	10,878	502,455
Union Pacific	3,354	536,003

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
United Parcel Service, Cl B	5,275	$477,335
Waste Management	4,989	552,831
Xylem	7,551	583,994
		9,272,941
Information Technology — 19.3%
Accenture, Cl A	2,952	533,102
Adobe*	1,750	603,960
Akamai Technologies*	6,324	547,089
Alliance Data Systems	5,728	491,921
Analog Devices	5,363	584,835
Apple	1,931	527,858
Applied Materials	9,924	576,783
Automatic Data Processing	3,472	537,257
Cisco Systems	12,594	502,878
Cognizant Technology Solutions, Cl A	9,857	600,587
Intel	8,983	498,736
Intuit	2,183	580,351
Juniper Networks	25,027	531,073
Keysight Technologies*	5,973	566,001
KLA	3,427	526,764
Lam Research	2,006	588,621
Littelfuse	3,241	517,523
Mastercard, Cl A	1,901	551,765
Microsoft	3,728	603,973
NetApp	10,208	476,918
NVIDIA	2,458	663,833
ON Semiconductor*	24,617	459,353
Oracle	11,377	562,706
QUALCOMM	6,863	537,373
salesforce.com*	3,380	575,952
Square, Cl A*	8,648	720,638
Texas Instruments	4,776	545,133

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Visa, Cl A	3,000	$545,280
VMware, Cl A*	4,083	492,083
Workday, Cl A*	3,307	572,938
Xilinx	6,078	507,452
		17,130,736
Materials — 3.7%
Air Products & Chemicals	2,520	553,417
Avery Dennison	4,744	543,141
Ecolab	3,110	561,199
International Flavors & Fragrances	4,532	542,843
Newmont	13,893	620,045
Sonoco Products	10,467	504,614
		3,325,259
Real Estate — 2.5%
CBRE Group, Cl A*	10,123	568,305
Jones Lang LaSalle	3,632	536,701
ProLogis ‡	6,398	539,223
Ventas ‡	10,457	562,273
		2,206,502
Utilities — 4.5%
American Water Works	4,622	571,557
Entergy	4,664	545,268
Exelon	12,892	555,774
NextEra Energy	2,380	601,569
Pinnacle West Capital	6,333	566,740
Sempra Energy	3,819	533,820
WEC Energy Group	6,217	574,015
		3,948,743

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Conscious Companies ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$87,830,385
TOTAL COMMON STOCK
(Cost $82,326,915)	88,392,881
TOTAL INVESTMENTS — 99.8%
(Cost $82,326,915)	$88,392,881

Percentages are based on Net Assets of $88,606,479.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of February 29, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 100.0%
UNITED STATES— 100.0%
Communication Services — 10.1%
Cargurus, Cl A*	2,632	$67,090
Facebook, Cl A*	541	104,126
Netflix*	273	100,745
Nexstar Media Group, Cl A	888	102,102
Roku, Cl A*	1,621	184,259
Snap, Cl A*	9,419	133,467
TripAdvisor	2,161	50,676
Twitter*	2,647	87,880
World Wrestling Entertainment, Cl A	1,246	58,276
Zayo Group Holdings*	3,205	112,143
		1,000,764
Consumer Discretionary — 11.4%
Amazon.com*	52	97,955
Carvana, Cl A*	906	75,117
Grubhub*	1,533	73,752
iRobot*	1,470	70,545
L Brands	4,108	88,979
Las Vegas Sands	1,575	91,838
Skechers U.S.A., Cl A*	3,306	109,363
Tesla*	439	293,248
Texas Roadhouse, Cl A	1,730	97,261
Urban Outfitters*	3,526	82,896
Wayfair, Cl A*	665	42,035
		1,122,989
Consumer Staples — 1.5%
J&J Snack Foods	475	76,390
National Beverage*	1,781	75,318
		151,708
Financials — 12.2%
Athene Holding, Cl A*	2,307	95,164

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BlackRock, Cl A	220	$101,862
Capital One Financial	1,110	97,969
Essent Group	2,222	96,968
Intercontinental Exchange	1,280	114,202
KKR	4,229	120,949
LendingTree*	260	71,713
MarketAxess Holdings	381	123,570
SEI Investments	1,930	105,590
Signature Bank NY	782	97,828
Starwood Property Trust ‡	4,732	104,956
Wintrust Financial	1,358	72,531
		1,203,302
Health Care — 16.2%
Allogene Therapeutics*	3,466	93,582
Guardant Health*	1,535	133,484
Ionis Pharmaceuticals*	1,372	69,670
Jazz Pharmaceuticals*	787	90,174
LHC Group*	519	63,038
Masimo*	788	128,704
Merit Medical Systems*	2,071	74,576
Neurocrine Biosciences*	1,328	125,762
Penumbra*	752	124,727
Regeneron Pharmaceuticals*	300	133,371
Seattle Genetics*	1,498	170,562
Ultragenyx Pharmaceutical*	1,501	84,176
United Therapeutics*	985	101,416
Universal Health Services, Cl B	803	99,363
Veeva Systems, Cl A*	743	105,484
		1,598,089
Industrials — 5.3%
Axon Enterprise*	972	75,203
Clean Harbors*	1,394	96,911

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CoStar Group*	211	$140,861
FedEx	569	80,326
Insperity	851	57,247
Lyft, Cl A*	1,790	68,235
		518,783
Information Technology — 32.2%
2U*	1,653	38,862
Akamai Technologies*	1,306	112,982
Alteryx, Cl A*	956	133,477
Avalara*	1,248	105,768
Dell Technologies, Cl C*	1,564	63,280
Dropbox, Cl A*	4,207	82,289
EPAM Systems*	583	130,126
Euronet Worldwide*	698	86,580
Fortinet*	1,113	113,593
HubSpot*	581	104,261
IPG Photonics*	588	75,052
Monolithic Power Systems	671	106,447
New Relic*	993	55,866
Nutanix, Cl A*	2,367	56,429
NVIDIA	581	156,911
Okta, Cl A*	998	127,804
Paycom Software*	511	144,434
Pegasystems	1,367	123,714
RealPage*	1,593	102,111
RingCentral, Cl A*	892	210,289
salesforce.com*	623	106,159
Square, Cl A*	1,446	120,495
SS&C Technologies Holdings	1,558	86,469
Trade Desk, Cl A*	481	138,167
Twilio, Cl A*	757	85,268
Ubiquiti	624	84,652

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VeriSign*	520	$98,670
ViaSat*	1,145	65,837
Workday, Cl A*	499	86,452
Zendesk*	1,194	94,696
Zscaler*	1,531	79,597
		3,176,737
Materials — 0.9%
Steel Dynamics	3,337	88,864
Real Estate — 10.2%
American Campus Communities ‡	2,196	95,394
American Homes 4 Rent, Cl A ‡	4,310	111,586
Apartment Investment & Management, Cl A ‡	2,127	101,756
Brandywine Realty Trust ‡	6,875	93,362
Camden Property Trust ‡	1,047	110,961
Healthcare Trust of America, Cl A ‡	3,766	117,273
Medical Properties Trust ‡	6,109	129,083
Pebblebrook Hotel Trust ‡	3,261	65,905
STAG Industrial ‡	3,639	101,819
Vornado Realty Trust ‡	1,546	82,835
		1,009,974
TOTAL COMMON STOCK
(Cost $10,132,494)		9,871,210
TOTAL INVESTMENTS — 100.0%
(Cost $10,132,494)		$9,871,210

Percentages are based on Net Assets of $9,872,744.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Founder-Run Companies ETF

As of February 29, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Thematic Growth ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.2%
Affiliated ETF — 100.2%
Global X E-commerce ETF (A)	52,567	$905,204
Global X FinTech ETF (A)	43,802	1,318,440
Global X Internet of Things ETF (A)	23,952	519,519
Global X Lithium & Battery Tech ETF (A)	18,168	509,249
Global X Longevity Thematic ETF (A)	23,758	532,892
Global X Robotics & Artificial Intelligence ETF (A)	25,652	519,966
Global X Social Media ETF* (A)	27,629	905,679

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,457,887)		5,210,949
TOTAL INVESTMENTS — 100.2%
(Cost $5,457,887)		$5,210,949

Percentages are based on Net Assets of $5,201,831.

(A) Affiliated investment. * Non-income producing security ETF — Exchange Traded Fund

As of February 29, 2020, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2020, there have been no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 29, 2020 (Unaudited)

Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended February 29, 2020:

			Changes in
			Unrealized
	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at		Dividend
Value At 11/30/19	Cost	Sales	(Depreciation)	(Loss)	2/29/2020	Shares	Income
Global X E-commerce ETF
$439,566	$684,807	$(155,194)	$(44,092)	$(19,883)	$905,204	$52,567	$837
Global X Fintech ETF
459,057	913,706	-	(54,323)	-	1,318,440	43,802	-
Global X Internet of Things ETF
296,729	451,026	(181,806)	(50,370)	3,940	519,519	23,952	2,379
Global X Lithium & Battery Tech ETF
263,961	486,134	(219,559)	(46,823)	25,536	509,249	18,168	2,926
Global X Longevity Thematic ETF
272,658	416,071	(112,976)	(45,017)	2,156	532,892	23,758	1,249
Global X Robotics & Artificial Intelligence ETF
285,028	428,737	(153,343)	(23,222)	(17,234)	519,966	25,652	408
Global X Social Media ETF
631,522	1,009,955	(652,675)	(109,556)	26,433	905,679	27,629	-
Totals:
$2,648,521	$4,390,436	$(1,475,553)	$(373,403)	$20,948	$5,210,949	$215,528	$7,799

GLX-QH-008-0800